     As filed with the Securities and Exchange Commission on January 9, 2003
                                                             File Nos. 333-81103
                                                                       811-07711

--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE
         SECURITIES ACT OF 1933                    [_]

         PRE-EFFECTIVE AMENDMENT NO.               [_]
         POST-EFFECTIVE AMENDMENT NO. 6            [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 24 [X]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                           (Exact Name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                      JOHN HANCOCK PLACE, BOSTON, MA 02117
         (Address Of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, Including Area Code: (617) 572-9196

                           ARNOLD R. BERGMAN, ESQUIRE
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                     (Name and Address of Agent for Service)

                            -------------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                           --------------------------

It is proposed that this filing become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[_] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[_] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933 and filed its Notice for fiscal year 2001 pursuant to Rule 24f-2 on March 20, 2002.

                       PROSPECTUS DRAFT DATED MAY 1, 2003

                      REVOLUTION VALUE II VARIABLE ANNUITIES

        deferred combination fixed and variable annuity contracts issued by
               JOHN HANCOCK LIFE INSURANCE COMPANY ("JOHN HANCOCK")
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

     This prospectus describes two forms of Revolution Value II contracts, Value Plan A and Value Plan B, that are available to you. The contracts enable you to earn fixed rates of interest under our fixed investment options and investment-based returns in the following variable investment options:

-------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS:            UNDERLYING FUND MANAGED BY:

EQUITY OPTIONS:
  Equity Index ......................   SSgA Funds Management, Inc.
  Large Cap Value ...................   T. Rowe Price Associates, Inc.
  Large Cap Value CORE (SM) .........   Goldman Sachs Asset Management
  Large Cap Growth ..................   Independence Investment LLC
  Large Cap Aggressive Growth .......   Alliance Capital Management L.P.
  Growth & Income ...................   Independence Investment LLC and Putnam
                                          Investment Management, LLC
  Fundamental Value .................   Wellington Management Company, LLP
  Multi Cap Growth ..................   Janus Capital Management, LLC
  Fundamental Growth ................   Putnam Investment Management, LLC
  Small/Mid Cap CORE (SM) ...........   Goldman Sachs Asset Management
  Small/Mid Cap Growth ..............   Wellington Management Company, LLP
  Small Cap Equity ..................   Capital Guardian Trust Company
  Small Cap Value ...................   T. Rowe Price Associates, Inc.
  Small Cap Growth ..................   John Hancock Advisers, LLC
  V.A. Relative Value ...............   John Hancock Advisers, LLC
  AIM V.I. Premier Equity ...........   A I M Advisors, Inc.
  AIM V.I. Capital Development ......   A I M Advisors, Inc.
  Fidelity VIP Growth ...............   Fidelity Management and Research Company
  Fidelity VIP Contrafund(R) ........   Fidelity Management and Research Company
  MFS Investors Growth Stock ........   MFS Investment Management(R)
  MFS Research ......................   MFS Investment Management(R)
  MFS New Discovery .................   MFS Investment Management(R)
  International Equity Index ........   Independence Investment LLC
  International Opportunities .......   T. Rowe Price International, Inc.
  Fidelity VIP Overseas .............   Fidelity Management and Research Company
  Emerging Markets Equity ...........   Morgan Stanley Investment Management
                                          Inc.
  Janus Aspen Worldwide Growth ......   Janus Capital Management, LLC
  Real Estate Equity ................   Independence Investment LLC and Morgan
                                          Stanley Investment Management Inc.
  Health Sciences ...................   Putnam Investment Management, LLC
  V.A. Financial Industries .........   John Hancock Advisers, LLC
  Janus Aspen Global Technology .....   Janus Capital Management, LLC

BALANCED OPTIONS:
  Managed ...........................   Independence Investment LLC and Capital
                                          Guardian Trust Company
  Global Balanced ...................   Capital Guardian Trust Company

BOND & MONEY MARKET OPTIONS:
  Short-Term Bond ...................   Independence Investment LLC
  Bond Index ........................   Mellon Bond Associates, LLP
  Active Bond .......................   John Hancock Advisers, LLC
  V.A. Strategic Income .............   John Hancock Advisers, LLC
  High Yield Bond ...................   Wellington Management Company, LLP
  Global Bond .......................   Capital Guardian Trust Company
  Money Market ......................   Wellington Management Company, LLP
-------------------------------------------------------------------------------

          The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future for each form of Revolution Value II contracts.

          When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Declaration Trust, the John Hancock Variable Series Trust I, the AIM Variable Insurance Funds, Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the Janus Aspen Series (Service Shares Class), and the MFS Variable Insurance Trust (Initial Class) (together, the "Series Funds"). In this prospectus, the investment options of the Series Funds are referred to as funds. In the prospectuses for the Series Funds, the investment options may also be referred to as "funds," "portfolios" or "series."

          Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for each Series Fund. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

          For amounts you don't wish to invest in a variable investment option, you can allocate to one or more of our fixed investment options that we make available to you through our general account. Currently, you can allocate amounts to the "guaranteed interest account" or to a "DCA rate account" where they earn interest at a fixed rate, declared by us, subject to a minimum. Neither our general account nor any interests in our general account are registered with the SEC or subject to the federal securities laws.

                     JOHN HANCOCK ANNUITY SERVICING OFFICE

                     MAIL DELIVERY                      PHONE:
                                                   1-800-824-0335

                    529 Main Street
                 Charlestown, MA 02129                   FAX:
                                                   1-617-886-2947

          Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than John Hancock. They involve investment risks including the possible loss of principal.

     ***************************************************************************

          Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                IMPORTANT NOTICES

     This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

     We've also filed with the SEC a "Statement of Additional Information." This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the current Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 42.

     The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                  OVERVIEW OF THE REVOLUTION VALUE II CONTRACTS

     This prospectus contains information about Revolution Value II - Value Plan A and Revolution Value II - Value Plan B contracts that you should know before you buy a contract or exercise any of your rights under the contract. Each contract offers many of the same benefits and features. They differ with respect to the charges imposed, as follows:

          . Value Plan A contracts have an asset-based charge (for administration and mortality and expense risk) of 1.45% on variable investment options. In addition, the withdrawal charge that we impose lasts for 7 years after each premium payment and may be up to 8% on amounts withdrawn or surrendered.

          . Value Plan B contracts have an asset-based charge (for administration and mortality and expense risk) of 1.70% on variable investment options. In addition, the withdrawal charge that we impose lasts for 3 years after each premium payment and may be up to 7% on amounts withdrawn or surrendered.

                            GUIDE TO THIS PROSPECTUS

     We have arranged the prospectus in the following way:

..    The first section contains an "INDEX OF KEY WORDS."

..    Behind the index are the "FEE TABLES." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a Revolution Value II - Value Plan A or a Value Plan B contract.

..    The next section is called "BASIC INFORMATION." It contains basic information about the contracts presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

..    Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contracts. It generally does not repeat information contained in the Basic Information.

..    Behind the Additional Information are Appendices that contain examples of withdrawal charge calculations.

The Series Funds' prospectuses are attached at the end of this prospectus. You should save these prospectuses for future reference

                                INDEX OF KEY WORDS

     We define or explain each of the following key words used in this prospectus on the pages shown below:

     KEY WORD                                                   PAGE

     Accumulation units ....................................
     Annuitant .............................................
     Annuity payments ......................................
     Annuity period ........................................
     Business day ..........................................
     Contract year .........................................
     Date of issue .........................................
     Date of maturity ......................................
     DCA rate account ......................................
     Fixed investment options ..............................
     Free withdrawal amounts ...............................
     Funds .................................................
     Guaranteed interest account ...........................
     Investment options ....................................
     Premium payments ......................................
     Surrender .............................................
     Surrender value .......................................
     Total value of your contract ..........................
     Variable investment options ...........................
     Withdrawal charge .....................................
     Withdrawal ............................................

                                   FEE TABLES

     THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING A REVOLUTION VALUE II - VALUE PLAN A OR REVOLUTION VALUE II - VALUE PLAN B CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

-------------------------------------------------------------------------------------------------------------
 Contractowner Transaction Expenses       When Charge is Deducted        Value Plan A         Value Plan B
-------------------------------------------------------------------------------------------------------------
 Maximum Withdrawal Charge (as % of  Upon withdrawal or surrender      8% within 1 year     8% within 1 year
 amount withdrawn or surrendered)    within a specified period of      7% within 2 years    7% within 2 years
                                     years from the date of premium    6% within 3 years    6% within 3 years
                                     payment                           5% within 4 years    0% thereafter
                                                                       4% within 5 years
                                                                       3% within 6 years
                                                                       2% within 7 years
                                                                       0% thereafter
-------------------------------------------------------------------------------------------------------------
 Maximum transfer charge             Upon each transfer into or out    $25/1/               $25/1/
                                     of a variable investment option
                                     beyond an annual limit of not
                                     less than 12
-------------------------------------------------------------------------------------------------------------

     /1/ This charge is not currently imposed, but we reserve the right to do so in the contract.

     THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.

--------------------------------------------------------------------------------------------------
                                    When Charge is         Value Plan A          Value Plan B
                                       Deducted
--------------------------------------------------------------------------------------------------
 Maximum Annual Contract Fee*    Not currently charged    $50                   $50
--------------------------------------------------------------------------------------------------
 Current Annual Contract Fee*    Annually until the       $30                   $30
                                 start of the annuity
                                 period
--------------------------------------------------------------------------------------------------
 Separate Account Annual         Asset-based charge       1.45%                 1.70%
 Expenses (as a percentage of    applied daily
 average account value)**
--------------------------------------------------------------------------------------------------

* The Annual Contract Fee applies only to contracts of less than $50,000. It is taken at the end of each contract year but, if you surrender a contract before then, it will be taken at the time of surrender.

** This charge only applies to that portion of account value held in the variable investment options. The charge does not apply to the fixed investment options.

---------------------------------------------------------------------------------------------
                            When Charge
                            is Deducted*         Value Plan A             Value Plan B
---------------------------------------------------------------------------------------------
 Optional Benefit
 Rider Charges
---------------------------------------------------------------------------------------------
 Highest Anniversary      Monthly            0.25% of your           0.25% of your contract's
 Death Benefit Rider**                       contract's total value  total value
---------------------------------------------------------------------------------------------
 Enhanced Death           Monthly            0.40% of your           0.40% of your contract's
 Benefit Rider ***                           contract's total value  total value
---------------------------------------------------------------------------------------------
 Earnings Enhancement     Monthly            0.25% of your           0.25% of your contract's
 ("Beneficiary Tax                           contract's total value  total value
 Relief") Death
 Benefit Rider
---------------------------------------------------------------------------------------------
 Accumulated Value        Monthly            0.35% of your initial   0.35% of your initial
 Enhancement ("CARE                          premium payment         premium payment
 Solutions Plus")
 Rider****
---------------------------------------------------------------------------------------------
 Guaranteed Retirement    Monthly            0.30% of your           0.30% of your contract's
 Income Benefit Rider                        contract's total value  total value
---------------------------------------------------------------------------------------------
 Principal Guarantee      Monthly            0.20% of your rider's   0.20% of your rider's
 Rider                                       principal guarantee     principal guarantee
                                             amount +                amount +
---------------------------------------------------------------------------------------------

* The monthly charge is 1/12 of the annual charge shown in the next two columns.

** The Highest Anniversary Death Benefit rider is not available if you purchase the Enhanced Death Benefit rider.

*** In certain states, the rate for the Enhanced Death Benefit rider maybe lower than the amount shown.

**** We reserve the right to increase the annual charge shown on a uniform basis for all Accumulated Value Enhancement riders issued in the same state.

+ The "principal guarantee" amount is equal to your premium payments during the first contract year, adjusted for partial withdrawals. If, however, you elect to increase the principal guarantee amount at the end of a 3 year "step-up" period, the principal guarantee amount is the total value of your contract at the end of that step-up period plus your premium payments during the following contract year, adjusted for partial withdrawals. See the description of this rider on page 24 for more details.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN A REVOLUTION VALUE II - VALUE PLAN A OR A REVOLUTION VALUE II - VALUE PLAN B CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE SERIES FUNDS' PROSPECTUSES.

-------------------------------------------------------------------------------
 Total Annual Fund Operating
          Expenses                    Minimum                  Maximum
-------------------------------------------------------------------------------
 range of expenses that are     0.20%                   4.24%
 deducted from fund assets,
 including management fees,
 distribution and/ or service
 (12b-1) fees, and other
 expenses
-------------------------------------------------------------------------------
 range of expenses after        0.20%                   1.62%*
 taking account of certain
 reimbursements or waivers of
 expenses and fees
-------------------------------------------------------------------------------

* Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company has contractually agreed to reimburse a fund of the John Hancock Variable Series Trust I when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. The agreements are expected to remain in effect until May 1, 2004, and may be renewed each year thereafter by the John Hancock Variable Series Trust I. See the prospectuses for the Series Funds for information on other reimbursement or waiver arrangements affecting the funds.

EXAMPLES

     THE FOLLOWING FOUR EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A REVOLUTION VALUE II - VALUE PLAN A OR A REVOLUTION VALUE II - VALUE PLAN B CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

     THE FIRST TWO EXAMPLES ASSUME THAT YOU INVEST $10,000 IN AN "ALL RIDER" VALUE PLAN A OR VALUE PLAN B CONTRACT WITH THE FOLLOWING OPTIONAL BENEFIT
RIDERS: ENHANCED DEATH BENEFIT RIDER, EARNINGS ENHANCEMENT DEATH BENEFIT RIDER, ACCUMULATED VALUE ENHANCEMENT RIDER, GUARANTEED RETIREMENT INCOME BENEFIT RIDER AND PRINCIPAL GUARANTEE RIDER. THE FIRST TWO EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM ANNUAL CONTACT FEE AND THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Value Plan A - maximum fund-level total operating expenses

      --------------------------------------------------------------------
                                          1         3        5       10
                                       YEAR     YEARS    YEARS    YEARS
      --------------------------------------------------------------------
      (1) IF YOU SURRENDER YOUR       $1,442    $2,657   $3,808   $6,517
      ALL RIDER CONTRACT AT THE
      END OF THE APPLICABLE TIME
      PERIOD:
      --------------------------------------------------------------------
      (2) IF YOU ANNUITIZE YOUR       $  722    $2,117   $3,448   $6,517
      ALL RIDER CONTRACT AT THE
      END OF THE APPLICABLE TIME
      PERIOD:
      --------------------------------------------------------------------
      (3) IF YOU DO NOT SURRENDER     $  722    $2,117   $3,448   $6,517
      YOUR ALL RIDER CONTRACT:
      --------------------------------------------------------------------

Value Plan B - maximum fund-level total operating expenses

      --------------------------------------------------------------------
                                          1         3        5       10
                                       YEAR     YEARS    YEARS    YEARS
      --------------------------------------------------------------------
      (1) IF YOU SURRENDER YOUR       $1,466    $2,721   $3,544   $6,658
      ALL RIDER CONTRACT AT THE
      END OF THE APPLICABLE TIME
      PERIOD:
      --------------------------------------------------------------------
      (2) IF YOU ANNUITIZE YOUR       $  746    $2,181   $3,544   $6,658
      ALL RIDER CONTRACT AT THE
      END OF THE APPLICABLE TIME
      PERIOD:
      --------------------------------------------------------------------
      (3) IF YOU DO NOT SURRENDER     $  746    $2,181   $3,544   $6,658
      YOUR ALL RIDER CONTRACT:
      --------------------------------------------------------------------

     THE NEXT TWO EXAMPLES ASSUME THAT YOU INVEST $10,000 IN A "NO RIDER" VALUE PLAN A OR VALUE PLAN B CONTRACT WITH NO OPTIONAL BENEFIT RIDERS FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE AVERAGE ANNUAL CONTRACT FEE WE EXPECT TO RECEIVE FOR THE CONTRACTS AND THE MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS.

     ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Value Plan A - minimum fund-level total operating expenses

      --------------------------------------------------------------------
                                          1         3        5       10
                                       YEAR     YEARS    YEARS    YEARS
      --------------------------------------------------------------------
      (1) IF YOU SURRENDER YOUR       $895      $1,082   $1,278   $2,030
      NO RIDER CONTRACT AT THE
      END OF THE APPLICABLE TIME
      PERIOD:
      --------------------------------------------------------------------
      (2) IF YOU ANNUITIZE YOUR       $175      $  542   $  933   $2,030
      NO RIDER CONTRACT AT THE
      END OF THE APPLICABLE TIME
      PERIOD:
      --------------------------------------------------------------------
      (3) IF YOU DO NOT SURRENDER     $175      $  542   $  933   $2,030
      YOUR NO RIDER CONTRACT:
      --------------------------------------------------------------------

Value Plan B - minimum fund-level total operating expenses

--------------------------------------------------------------------
                                          1         3        5       10
                                       YEAR     YEARS    YEARS    YEARS
      --------------------------------------------------------------------
      (1) IF YOU SURRENDER YOUR       $920      $1,158   $1,062   $2,296
      NO RIDER CONTRACT AT THE
      END OF THE APPLICABLE TIME
      PERIOD:
      --------------------------------------------------------------------
      (2) IF YOU ANNUITIZE YOUR       $200      $  618   $1,062   $2,296
      NO RIDER CONTRACT AT THE
      END OF THE APPLICABLE TIME
      PERIOD:
      --------------------------------------------------------------------
      (3) IF YOU DO NOT SURRENDER     $200      $  618   $1,062   $2,296
      YOUR NO RIDER CONTRACT:
      --------------------------------------------------------------------

                                BASIC INFORMATION

     This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

   QUESTION                                                                               STARTING ON PAGE
   --------                                                                               ----------------
What is the contract? .........................................................................

Who owns the contract? ........................................................................

Is the owner also the annuitant? ..............................................................

How can I invest money in a contract? .........................................................

How will the value of my investment in the contract change over time? .........................

What annuity benefits does the contract provide? ..............................................

To what extent can John Hancock vary the terms and conditions of the contracts? ...............

What are the tax consequences of owning a contract? ...........................................

How can I change my contract's investment allocations? ........................................

What fees and charges will be deducted from my contract? ......................................

How can I withdraw money from my contract? ....................................................

What happens if the owner or the annuitant dies before my contract's date of maturity? ........

What other benefits can I purchase under a contract? ..........................................

Can I return my contract? .....................................................................

WHAT IS THE CONTRACT?

     The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the "annuity payments" will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen. If your annuity is provided under a master group contract, the term "contract" as used in this prospectus refers to the certificate you will be issued and not to the master group contract.

 WHO OWNS THE CONTRACT?

     That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a contract has joint owners, both must join in any written notice or request.

IS THE OWNER ALSO THE ANNUITANT?

   In many cases, the same person is both the annuitant and the owner of a
contract.   The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

     We call the investments you make in your contract premiums or premium payments. In general, you need at least a $5,000 initial premium payment to purchase a contract. If you purchase your contract under any of the tax-qualified plans shown on page 27 or if you purchase your contract through the automatic investment program, different minimums may apply. If you choose to contribute more money into your contract, each subsequent premium payment must be at least $200 ($100 for the annuity direct deposit program). If your contract's total value ever falls to zero, we may terminate it. Therefore, you may need to pay more premiums to keep the contract in force.

Allocation of premium payments

     An authorized representative of the broker-dealer or financial institution through whom you purchase your contract will assist you in (1) completing an application or placing an order for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

     Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     In certain situations, we will issue a contract upon receiving the order of your broker-dealer or financial institution but delay the effectiveness of the contract until we receive your signed application. (What we mean by "delaying effectiveness" is that we will not allow allocations to the variable investment options until we receive your signed application.) In those situations, if we do not receive your signed application within our required time period, we will deem the contract void from the beginning and return your premium payment. We will not issue a contract if any proposed owner or annuitant is older than age
84. We may also limit your ability to purchase multiple contracts on the same annuitants or owners. We may, however, waive either of these underwriting limits.

     Once we have issued your contract and it becomes effective, we credit any additional premiums we receive at the John Hancock Annuity Servicing Office to your contract at the close of the business day. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. If we receive an additional premium payment after the close of a business day, we will credit it to your contract on the next business day.

Limits on premium payments

     You can make premium payments of up to $1,000,000 in any one contract year. We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

     The total of all new premium payments and transfers that you may allocate to any one investment option in any one contract year may not exceed $1,000,000. We may also restrict your right to allocate premiums to the guaranteed interest account after the 10th contract year.

     While the annuitant is alive and the contract is in force, you can make premium payments at any time before the date of maturity. However,

                                                YOU MAY NOT MAKE ANY PREMIUM
                                                PAYMENTS AFTER THE ANNUITANT
         IF YOUR CONTRACT IS USED TO FUND                REACHES AGE
       ---------------------------------------------------------------------
          a "tax qualified plan"*                 70 1/2**
       ---------------------------------------------------------------------
          a non-tax qualified plan                85
       ---------------------------------------------------------------------

     * as that term is used in "Tax Information," beginning on page 34. ** except for a Roth IRA, which has no age limit.

Ways to make premium payments

     Premium payments made by check or money order should be:

..    drawn on a U.S. bank,

..    drawn in U.S. dollars, and

..    made payable to "John Hancock."

     We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

     Premium payments after the initial premium payment should be sent to the John Hancock Annuity Servicing Office at the address shown on page 2 of this prospectus. We will also accept premium payments by wire. We will accept your initial premium payment by exchange from another insurance company. You can find information about wire payments under "Premium payments by wire," below. You can find information about other methods of premium payment by contacting your broker-dealer or by contacting the John Hancock Annuity Servicing Office.

Premium payments by wire

     If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

     If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

..    issue a contract;

..    accept premium payments; or

..    allow other transactions.

     After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Servicing Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

At any time before the date of maturity, the total value of your contract equals

..    the total amount you invested,

..    minus all charges we deduct,

..    minus all withdrawals you have made,

..    plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value while it is in that option,

..    plus the interest we credit to any of your contract's value while it is in a fixed investment option.

Variable Investment Options

     Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares.

     Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. The Fee Tables in this prospectus shows a range of fund expenses that you may pay. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We show these charges in the Fee Tables, and describe them under "What fees and charges will be deducted from my contract?" beginning on page 17.

Fixed Investment Options

       Guaranteed interest account

     Each premium payment you allocate to the guaranteed interest account will earn interest (calculated on a compounded basis) at the initial rates we set at the time of that allocation into the guaranteed interest account option. From time to time, we declare new rates, which will never be less than the guaranteed minimum rate described in your contract. In most states, the guaranteed minimum interest rate is 2%, and increases to 3% once a premium is older than 10 years. In certain states, the 3% guaranteed minimum interest rate is available for all years. For purposes of crediting interest, transfers from a variable investment option will be treated as premium payment. We credit interest until the earlier of the date of maturity of your contract, or the date you transfer, "surrender" or otherwise withdraw money from this option.

     From time to time, we may credit interest to amounts allocated to the guaranteed interest account at different rates based on the size of a premium payment, the time it is allocated to the guaranteed interest account, or other factors.

       DCA rate account

     We currently provide a dollar-cost averaging ("DCA") value program in which a DCA rate account earns a fixed rate of return at the effective annual rate we have declared for that program at the time the deposit is made into the account. The applicable rate will apply to any portion of the deposit remaining in the DCA rate account until the full amount of that deposit has been transferred to your pre-selected investment options. We will declare the rates from time to time, and the rates may vary for each deposit you make into a DCA rate account. See "Dollar-cost averaging programs" on page 16.

BECAUSE THE DCA RATE ACCOUNT IS USED TO TRANSFER FUNDS TO OTHER INVESTMENT OPTIONS DURING A CONTRACT YEAR, YOU WILL NOT RECEIVE A FULL YEAR'S WORTH OF INTEREST ON THE ENTIRE DEPOSIT.

WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE?

     If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

     You should carefully review the discussion under "The annuity period," beginning on page 29, for information about all of these choices you can make.

TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State law insurance requirements

     Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

     We may vary the charges, rates, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

     In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

..    partial withdrawal (including systematic withdrawals),

..    full withdrawal ("surrender"),

..    payment of any death benefit proceeds, and

..    periodic payments under one of our annuity payment options.

     In addition, if you elect the accumulated value enhancement rider, the Internal Revenue Service might take the position that the annual charge for this rider is deemed a withdrawal from the contract which is subject to income tax and, if applicable, the special 10% penalty tax for withdrawals before the age of 59 1/2.

     How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as

..    the type of the distribution,

..    when the distribution is made,

..    the nature of any tax qualified retirement plan for which the contract is being used, if any, and

..    the circumstances under which the payments are made.

     If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

     Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

     THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH TAX-QUALIFIED PLANS ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

     When you apply for your contract, you specify the variable investment options or fixed investment options (together, your investment options) in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

     Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into a variable investment option or fixed investment option (other than a dollar-cost averaging fixed account) that you are not then using or have not previously used counts as one "use" of an investment option.

Transferring your assets

     Up to 12 times during each year of your contract, you may transfer (subject to the restrictions described below), free of any charge,

..    all or part of the assets held in one VARIABLE INVESTMENT OPTION to any other available variable investment option or fixed investment option, or

..    all or part of the assets held in the GUARANTEED INTEREST ACCOUNT to any other available variable investment option.

     Currently, we impose no charge for transfers of more than 12 per contract year. However, we reserve the right to impose a charge of up to $25 on any transfers in excess of the 12 free transfers or to prohibit any such transfers altogether. Transfers under our strategic rebalancing, dollar-cost averaging or interest sweep programs do not count toward the 12 you are allowed each year.

       General restrictions on transfers

     You may NOT make any transfers:

..    into any one variable investment option or fixed investment option, without our prior approval, if transfers and additional premium payment allocations to that option would exceed $1,000,000 in a contract year,

..    that would cause you to exceed the above-mentioned maximum of 18 investment options, or

..    during the annuity period if that would result in more than four investment options being used at once.

We also reserve the right to prohibit a transfer less than 30 days prior to the contract's date of maturity.

       Special restrictions on transfers to and from the guaranteed interest account

     Transfers to and from the guaranteed interest account are subject to additional restrictions. You may NOT make any transfers TO this investment option:

..    within 6 months of a transfer from this investment option,

..    after the 10th contract year, unless we approve otherwise, or

..    at any time during the annuity period.

     You also may NOT make any transfers FROM this investment option:

..    more than once during the first contract year,

..    after the first contract year, until the later of (1) 180 days after the last transfer from this option or (2) the beginning of a new contract year, or

..    of more than 20% of the value in this investment option or $500, whichever is greater, in any one contract year.

If you participate in our interest sweep program, however, some of these restrictions will not apply to your periodic transfers of interest earnings to pre-selected variable investment options. (See "Interest Sweep Program" on page
20).

     Special restrictions on transfers to and from variable investment options

     You may NOT make any transfers to and from the same variable investment option on consecutive business days.

     The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. The use of such transfers may be disruptive to a fund. We reserve the right to reject any premium payment or transfer request from any person, if in our judgment, a fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise be potentially adversely affected.

     WE MAY ALSO MODIFY YOUR RIGHT TO MAKE TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS IF WE DETERMINE, IN OUR OPINION, THAT EXERCISING THAT RIGHT BY ONE OR MORE CONTRACT OWNERS IS, OR WOULD BE, TO THE DISADVANTAGE OF OTHER OWNERS. ANY MODIFICATION COULD BE APPLIED TO TRANSFERS TO OR FROM SOME OR ALL OF THE VARIABLE INVESTMENT OPTIONS AND COULD INCLUDE, BUT NOT BE LIMITED TO: (A) EXTENDING THE MINIMUM TIME PERIOD BETWEEN EACH TRANSFER; (B) NOT ACCEPTING TRANSFER REQUESTS OF AN AGENT ACTING UNDER A POWER OF ATTORNEY OR ON BEHALF OF MORE THAN ONE OWNER, OR (C) LIMITING THE DOLLAR AMOUNT THAT MAY BE TRANSFERRED AMONG VARIABLE INVESTMENT OPTIONS BY AN OWNER AT ANY ONE TIME. THESE RESTRICTIONS MAY BE APPLIED IN ANY MANNER WE DESIGN TO PREVENT ANY USE OF THE TRANSFER RIGHT THAT WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER OWNERS.

     Procedure for transferring your assets

     You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the location shown on page 2. Your request should include

..    your name,

..    daytime telephone number,

..    contract number,

..    the names of the investment options to and from which assets are being transferred, and

..    the amount of each transfer.

     The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office. If we receive your request after our business day ends, however, it will become effective on our next business day.

     Telephone transfers

     Once you have completed a written authorization, you may request a transfer by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

     If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

     The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

     Dollar-cost averaging ("DCA") programs

     Under our DOLLAR-COST AVERAGING VALUE PROGRAM, you may elect to deposit any new premium payment of $5,000 or more in a DCA rate account. Your deposits under this program will be depleted over either a 6 or 12 month period. The assets in this account attributable to a new premium payment will be automatically transferred to one or more variable investment options over the period you initially selected, but the period will begin on the date your new premium is deposited in the selected guarantee rate account. At the time of each deposit, you will designate:

..    the variable investment options to which assets will be transferred; and

..    the percentage amount to be transferred to each such variable investment option.

     Under our current administrative rules, you may have multiple deposits under this program, but the time period for each such deposit must be the same (i.e., all must be for 6 month periods or all must be for 12 month periods). Transfers to the guaranteed interest account option are not permitted under this program, and transfers of your account value from a variable investment option are not currently permitted to initiate the program. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.)

     Your participation in the dollar-cost averaging value program will end if you request a partial withdrawal from the DCA rate account that is in addition to the automatic transfers.

     Under our STANDARD DOLLAR-COST AVERAGING PROGRAM, you may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the standard dollar-cost averaging program:

..    You may elect the program only if the total value of your contract equals
     $15,000 or more.

..    The amount of each transfer must equal at least $250.

..    You may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.

..    You may discontinue the program at any time.

..    The program automatically terminates when the variable investment option from which we are taking the transfers has been exhausted.

..    Automatic transfers to or from the guaranteed interest account option are not permitted under this program.

..    We reserve the right to suspend or terminate the program at any time.

     Strategic rebalancing

     This program automatically re-sets the percentage of your account value allocated to the variable investment options. Over time, the variations in the investment results for each variable investment option you've elected will shift the percentage allocations among them. The strategic rebalancing program will periodically transfer your account value among the variable investment options to reestablish the preset percentages you have chosen. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.) Strategic rebalancing would usually result in transferring amounts from a variable investment option with relatively higher investment performance since the last rebalancing to one with relatively lower investment performance. However, rebalancing can also result in transferring amounts from a variable investment option with relatively lower current investment performance to one with relatively higher current investment performance. Automatic transfers to or from the guaranteed interest account option are not permitted under this program.

     This program can be elected by sending the appropriate form to our Annuity Servicing Office. You must specify the frequency for rebalancing (monthly, quarterly, semi-annually or annually), the preset percentage for each variable investment option, and a future beginning date.

     Once elected, strategic rebalancing will continue until we receive notice of cancellation of the option or notice of the death of the insured person.

     We reserve the right to modify, terminate or suspend the strategic rebalancing program at any time.

     Interest sweep program

     This program automatically transfers the interest credited on your guaranteed interest account value to pre-selected variable investment options on a periodic basis. (You may, however, change your variable investment allocation instructions under this program at any time in writing or, if you have authorized telephone transfers, by telephone.)

     If you have a total account value of $25,000 or more, this program can be elected by sending the appropriate form to our Annuity Servicing Office. You must specify the frequency for the interest sweep (monthly, quarterly, semi-annually or annually), the preset percentage for each variable investment option, and a future beginning date. In lieu of transfers, you may elect to make withdrawals under this program. (See "Systematic withdrawal plans - Interest sweep program" on page 20.)

     Once elected, the interest sweep program will continue until the earliest of:

         . the date we receive your written notice to cancel the program,

         . the date we receive notice of the death of the owner or annuitant, or

         . the start of the annuity period.

     If you make a partial withdrawal or otherwise transfer earnings from your guaranteed interest account outside of the interest sweep program, we will stop making interest sweeps until you have again accumulated interest in the guaranteed interest account. We reserve the right to modify, terminate or suspend the interest sweep program at any time.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Annual contract fee

     Prior to the date of maturity of your contract, we will deduct the annual contract fee shown in the Fee Tables if your contract has a total value on the contract anniversary of less than $50,000. We deduct the annual contract fee at the beginning of each contract year after the first contract year. We also deduct it if you surrender your contract, unless your contract's total value is $50,000 or more at the time of surrender. We take the deduction proportionally from each investment option you are then using, including the guaranteed interest account. We will not deduct any portion of the annual contract fee from the guaranteed interest account, however, if the deduction would result in an accumulation of amounts allocated to the fixed investment option at less than the applicable guaranteed minimum rate. In such case, we will deduct that portion of the contract fee proportionately from the other investment options you are using. We reserve the right to increase the annual contract fee to up to $50.

 Asset-based charge

     We deduct Separate Account expenses daily, as an asset-based charge shown in the Fee Tables, to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the contracts. This charge does not apply to assets you have in our fixed investment options. THE ASSET-BASED CHARGE DIFFERS BETWEEN VALUE PLAN A AND VALUE PLAN B CONTRACTS.

     In return for the mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less than expected.

Premium taxes

     We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

     In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Withdrawal charge

     If you withdraw some of your premiums from your contract prior to the date of maturity ("partial withdrawal") or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity ("total withdrawal" or "surrender"), we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your premium payments, as shown in the Fee Tables.

     Free withdrawal amounts

     If you have any profit in your contract, you can always withdraw that profit without any withdrawal charge. By "profit," we mean the amount by which your contract's total value exceeds the premiums you have paid and have not (as discussed below) already withdrawn. If your contract doesn't have any profit (or you have withdrawn it all) you can still make charge-free withdrawals, unless and until all of your withdrawals during the same contract year exceed 10% of all of the premiums you have paid to date.

     How we determine and deduct the charge

     If the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess the withdrawal charge shown in the Fee Tables on any amount of the excess that we attribute to premium payments you made within a withdrawal charge period. THE WITHDRAWAL CHARGE PERIOD AND THE WITHDRAWAL CHARGE PERCENTAGE DIFFER BETWEEN VALUE PLAN A AND VALUE PLAN B CONTRACTS.

     Solely for purposes of determining the amount of the withdrawal charge, we assume that the amount of each withdrawal that exceeds the free withdrawal amount (together with any associated withdrawal charge) is a withdrawal first from the earliest premium payment, and then from the next earliest premium payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations.

     We deduct the withdrawal charge proportionally from each investment option, including the guaranteed interest account, being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from a Growth option and 40% from the guaranteed interest account, then we will deduct 60% of the withdrawal charge from the Growth option and 40% from the guaranteed interest account. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

     You will find examples of how we compute the withdrawal charge in Appendix A to this prospectus.

     When withdrawal charges don't apply

     We don't assess a withdrawal charge in the following situations:

..    on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit;

..    on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans (amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however); and

.. on certain withdrawals if a "covered person" has been diagnosed with one of the critical illnesses listed in an endorsement to the contract (which may vary by state), or if all the following conditions apply:

     (1) a covered person becomes confined to a nursing home beginning at least 30 days after we issue your contract;

     (2) such covered person remains in the nursing home for at least 90 consecutive days receiving nursing care; and

     (3) the covered person's confinement is prescribed by a doctor and medically necessary because of a covered physical or mental impairment.

The "covered persons" are the owner and the owner's spouse, unless the owner is a trust. If the owner is a trust, the "covered persons" are the annuitant and the annuitant's spouse. THIS WAIVER OF WITHDRAWAL CHARGE FEATURE IS NOT AVAILABLE, HOWEVER, IF YOU PURCHASE A VALUE PLAN A OR VALUE PLAN B CONTRACT WHEN EITHER OF THE COVERED PERSONS (1) IS OLDER THAN 79 YEARS OR (2) WAS CONFINED TO A NURSING HOME WITHIN THE PAST TWO YEARS.

Other charges

We deduct the optional benefit rider charges shown in the Fee Tables proportionally from each of your investment options, including the guaranteed interest account, based on your value in each.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

     Prior to your contract's date of maturity, if the annuitant is living, you may:

..  surrender your contract for a cash payment of its "surrender value," or

..  make a partial withdrawal of the surrender value.

     The surrender value of a contract is the total value of a contract, minus the annual contract fee, any applicable premium tax, any withdrawal charges, and any applicable rider charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Servicing Office.

     Certain surrenders and partial withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page 33. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

     We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

     Without our prior approval, you may not make a partial withdrawal:

..  for an amount less than $100, or

..  if the remaining total value of your contract would be less than $1,000.

     We reserve the right to terminate your contract if the value of your contract becomes zero.

     You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Systematic withdrawal plans

     If the total value of your contract is $25,000 or more, you may elect our optional systematic withdrawal plan. This plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge shown in the Fee Tables that would apply to an otherwise comparable non-systematic withdrawal. They may also be included as income and subject to a 10% federal tax penalty. You should consult your tax adviser for the impact of a systematic withdrawal plan before you elect to participate.

     The following conditions apply to systematic withdrawal plans:

..    The amount of each systematic withdrawal must equal at least $100.

..    If the amount of a withdrawal would drop below $100 or if the total value of your contract becomes less than $5,000, we will suspend the plan and notify you.

..    You may cancel the plan at any time, by written notice to us.

We reserve the right to modify the terms or conditions of our systematic withdrawal plans at any time without prior notice.

   Interest sweep program

     If the total value of your contract is $25,000 or more, you may elect to use our interest sweep program as a systematic withdrawal plan to make withdrawals of the interest credited on your guaranteed interest account. If you do, the withdrawals under this program may be included as income and subject to a 10% federal tax penalty. However, if there is no accumulated interest in your guaranteed interest account (due to other withdrawals, transfers, or reductions to pay for contract charges), or if the total value of your contract becomes less than $5,000, we will suspend your participation in this program and notify you.

     You should consult your tax adviser before using the interest sweep program in this manner. (See "Transferring you assets - Interest sweep program" on page 17 for more details on this program.)

WHAT HAPPENS IF THE OWNER OR THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

     We will pay a death benefit to the contract's beneficiary, depending on the form of ownership and whether there is one annuitant or joint annuitants:

..    If your contract is owned by a single natural person and has a single annuitant, the death benefit is payable on the earlier of the owner's death and the annuitant's death.

..    If your contract is owned by a single natural person and has joint annuitants, the death benefit is payable on the earliest of the owner's death (whether or not the owner is also an annuitant) and the last annuitant's death.

..    If your contract is owned by joint owners and has a single annuitant, the death benefit is payable on the earliest of the first owner's death (whether or not the owner is also an annuitant) and the annuitant's death.

..    If your contract is owned by joint owners and has joint annuitants, the death benefit is payable on the earliest of the first owner's death (whether or not the owner is also an annuitant) and the last annuitant's death.

     If your contract has joint owners, each owner will automatically be deemed to be the beneficiary of the other. This means that any death benefit payable upon the death of one owner will be paid to the other owner. In that case, any other beneficiary you have named would receive the death benefit only if neither joint owner remains alive at the time the death benefit becomes payable.

     We calculate the death benefit value as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:

..    proof of death before the contract's date of maturity, and

..    any required instructions as to method of settlement.

     We will generally pay the death benefit in a single sum to the beneficiary you chose, unless

..    the death benefit is payable because of the owner's death, the designated beneficiary is the owner's spouse, and he or she elects to continue the contract in force (we explain contract continuation by a spouse in the section entitled "Distributions following death of owner," on page 32); or

..    an optional method of settlement is in effect. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options" on page 30.

     We will pay a "standard" death benefit, unless you have chosen one of our optional death benefit riders. (We describe these riders on the next page. If you choose one of these riders, we calculate the death benefit under the terms of the rider.) The standard death benefit we pay is the greater of:

..    the total value of your contract on the date we receive notice of death in proper order, or

..    the total amount of premium payments made, adjusted for any partial withdrawals. (Partial withdrawals reduce the "total amount of premiums made" in direct proportion to the percentage of contract value that was reduced.)

Optional death benefit riders

     You may elect a death benefit that differs from the standard death benefit by purchasing an optional death benefit rider:

..    only if the rider is available in your state;

..    only when you apply for the contract; and

..    only if each owner and each annuitant is under age 80 at the time you apply for the contract (age 75 for the Earnings Enhancement Death Benefit rider).

We may waive either or both of the last two restrictions for contracts purchased prior to the date a rider was available in your state.

     As long as an optional death benefit rider is in effect, you will pay the monthly charge shown in the Fee Tables for that benefit. The rider and its related charges terminates on:

..    the contract's date of maturity, or

..    upon your surrendering the contract, or

..    a change of ownership, except where a spousal beneficiary continues the rider after an owner's death (we explain contract continuation by a spouse in "Distributions following death of owner" on page 32), or

..    upon our receipt of your written notification to terminate a Highest
     Anniversary Value Death Benefit rider or an Enhanced Death Benefit rider, described below (if you purchase an Earnings Enhancement Death Benefit rider, however, you cannot request us to terminate the rider and its charges).

     The optional death benefit riders that we currently offer for Value Plan A and Value Plan B contracts are:

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT rider - under this rider, we will pay the greater of:

          (1)  the standard death benefit or

          (2) the highest total value of your contract as of any anniversary of your contract during the measuring period described in the rider, plus any premium payments you have made since that anniversary, but adjusted for any partial withdrawals you have taken since that anniversary (partial withdrawals reduce this component of the death benefit in direct proportion to the percentage of contract value that was reduced).

     The Highest Anniversary Value Death Benefit rider is not available if you select the Enhanced Death Benefit rider.

ENHANCED DEATH BENEFIT rider - under this rider, we will pay the greatest of:

          (1)  the standard death benefit,

          (2) the highest total value of your contract as of any anniversary of your contract during the measuring period described in the rider, plus any premium payments you have made since that anniversary, but adjusted for any partial withdrawals you have taken since that anniversary (partial withdrawals reduce this component of the death benefit in direct proportion to the percentage of contract value that was reduced), or

         (3) the amount of each premium you have paid, "rolled-up" (i.e., accumulated) at a 5% effective annual interest rate during the measuring period described in the rider, but adjusted for any partial withdrawals you have taken (partial withdrawals reduce the accumulated amount in direct proportion to the percentage of contract value that was reduced and interest will be credited only on the remaining accumulated amount), up to a maximum of 200% of premiums (adjusted for partial withdrawals).

EARNINGS ENHANCEMENT DEATH BENEFIT rider (not available for contracts issued to tax-qualified plans) - under this rider, the death benefit may be increased by an earnings enhancement amount that will vary based on the age of the owners and annuitants when you purchase the rider. In certain marketing materials, this rider may be referred to as the "Beneficiary Tax Relief" rider because any amounts paid under this rider can be used to cover taxes that may be due on death benefit proceeds under your contract. Amounts paid under this rider, however, may also be subject to tax and may be greater than or less than the amount of taxes due on the death benefits.

     See Appendix B for more information on how we calculate optional death benefits.

     Terms and Conditions

     The following is a general summary of some of the terms used in most states for these riders. For a more complete description of the terms and conditions of any optional death benefit rider, however, you should refer directly to the rider. We will provide you with a copy on request.

     The "measuring period" for the Highest Anniversary Value Death Benefit rider and for the Enhanced Death Benefit rider includes only those contract anniversaries that occur (1) before we receive proof of death and (2) before the measuring life attains age 81.

     The "measuring life" for the Highest Anniversary Value Death Benefit rider and for the Enhanced Death Benefit rider is:

..    the owner, if there is only one owner under your contract and the death benefit is payable because the owner dies before the maturity date,

..    the oldest owner, if there are joint owners under your contract and the death benefit is payable because either owner dies before the maturity date,

..    the annuitant, if there is only one annuitant under your contract and the death benefit is payable because the annuitant dies before the maturity date,

..    the youngest annuitant, if there are joint annuitants under your contract and the death benefit is payable because the surviving annuitant dies during the owner(s) lifetime(s) but before the Maturity Date.

If an owner is also an annuitant, we will generally consider that person to be an "owner" instead of an "annuitant" for purposes of determining these riders' "measuring life."

We calculate the "measuring period" and the "measuring life" differently for the Earnings Enhancement Death Benefit rider, as described in the rider. We will provide you with a copy on request.

YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS ON PAGE 33 BEFORE SELECTING ANY OF THESE OPTIONAL DEATH BENEFIT RIDERS. THE DEATH BENEFITS UNDER THESE RIDERS WILL DECREASE IF YOU MAKE PARTIAL WITHDRAWALS UNDER YOUR CONTRACT. THE ENHANCED EARNINGS DEATH BENEFIT RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU EXPECT TO WITHDRAW EARNINGS.

WHAT OTHER BENEFITS CAN I PURCHASE UNDER A CONTRACT?

     In addition to the enhanced death benefit riders, we currently make available three other optional benefit riders. You may elect any of these riders:

..    only if the rider is available in your state;

..    only when you apply for the contract; and

..    only if you are under age 75 (age 80 for the Principal Guarantee rider) at the time you apply for a Value Plan A or a Value Plan B contract.

     We may waive either or both of the last two restrictions for contracts purchased prior to the date a rider was available in your state. We may modify, increase, or decrease the riders we make available in the future.

     These optional benefits are provided under riders that contain many terms and conditions not set forth below. Therefore, you should refer directly to each rider for more complete information. We will provide you with a copy on request.

ACCUMULATED VALUE ENHANCEMENT rider - under this rider, we will make a contribution to the total value of the contract on a monthly basis if the covered person (who must be an owner and the annuitant):

..    is unable to perform at least 2 activities of daily living without human assistance or has a cognitive impairment, AND

..    is receiving certain qualified services described in the rider.

     The amount of the contribution (called the "Monthly Benefit") is shown in the specifications page of the contract. However, the rider contains an inflation protection feature that will increase the Monthly Benefit by 5% each year after the 7th contract year. The specifications page of the contract also contains a limit on how much the total value of the contract can be increased by this rider (the "benefit limit"). The rider must be in effect for 7 years before any increase will occur.

     Under our current administrative rules, the Monthly Benefit (without regard to the inflation protection feature) is equivalent to 1% of your initial premium, up to a maximum premium of $300,000. We may reduce this $300,000 limit further, however, if you own additional annuity contracts issued by John Hancock and its affiliates that provide a similar benefit. The $300,000 limit applies only to the calculation of the Monthly Benefit under the accumulated value enhancement rider. (See "Limits on Premium Payments" on page 11 for a general description of other premium limits under the contract).

     The monthly charge for the Accumulated Value Enhancement rider is shown in the Fee Tables. The rider (and the related charges) will terminate if the contract terminates, if the covered person dies, if the benefit limit is reached, if the owner is the covered person and the ownership of the contract changes, or if, before annuity payments start, the total value of the contract falls below an amount equal to 25% of your initial premium payment. You may cancel the rider by written notice at any time.

     If you choose to continue the rider after the contract's date of maturity, charges for the rider will be deducted from annuity payments and any Monthly Benefit for which the covered person qualifies will be added to the next annuity payment.

     You should carefully review the tax considerations for optional benefit riders on page 32 before selecting this optional benefit rider. In certain marketing materials, this rider may be referred to as "CARESolutions Plus."

GUARANTEED RETIREMENT INCOME BENEFIT rider - under this rider, we will guarantee the amount of annuity payments you receive, if the following conditions are satisfied:

..    The date of maturity must be within the 30 day period following a contract anniversary.

..    If the annuitant was age 45 or older on the date of issue, the contract must have been in effect for at least 10 contract years on the date of maturity and the date of maturity must be on or after the annuitant's 60th birthday and on or before the annuitant's 90th birthday.

..    If the annuitant was less than age 45 on the date of issue, the contract must have been in effect for at least 15 contract years on the date of maturity and the date of maturity must be on or before the annuitant's 90th birthday.

     If you elect this rider you need not choose to receive the guaranteed income benefit that it provides. Rather, unless and until the time you start to receive a guaranteed income benefit under this rider, you will continue to have the option of exercising any other right or option that you would have under the contract (including withdrawal and annuity payment options) as if the rider had not been added to it.

     We provide the guaranteed income benefit under this rider only in the form of fixed annuity payments under "Option A: life annuity with payments for guaranteed period." The rider specifies this guaranteed period, ranging from 5 to 10 years, based on the annuitant's age at the annuity date and whether your contract is purchased in connection with a tax-qualified plan. You will have no discretion to vary this form of payment if you choose the guaranteed income benefit under this rider. We provide more information on this form of annuity payment option on page 30.

     We guarantee that the amount you can apply to this annuity payment option will be at least equal to the amount of each premium you have paid, accumulated at the rate(s) specified in the rider , but adjusted for any partial withdrawals you have taken. Withdrawals will reduce the accumulated amount in direct proportion to the percentage of contract value that was reduced by the withdrawal (including any wihdrawal charges). After a withdrawal, the rate(s) specified in the rider will only be applied to the remaining accumulated amount. If your total contract value is higher than the amount we guarantee, we will apply the higher amount to the annuity payment option instead of the guaranteed amount.

     The monthly charge for the Guaranteed Retirement Income Benefit rider is shown in the Fee Tables. The rider (and the related charges) automatically terminate if your contract is surrendered or the annuitant dies. After you've held your contract for 10 years, you can terminate the rider by written request.

PRINCIPAL GUARANTEE rider - under this rider, we guarantee that the total value of your contract will be at least equal to the amount of each premium you have paid, adjusted for any partial withdrawals you have taken, if it is in force at the end of a 10 year term. The rider's benefit amount will be equal to the excess, if any, of a "principal guarantee" amount over the total value of your contract at the end of the term. The rider permits you to increase the principal guarantee amount at the end of each 3 year "step-up" period if: (a) the total value of your contract at that time is higher than the principal guarantee amount then in effect, and (b) the contract's date of maturity will not occur for at least 10 years. If you elect to increase the principal guarantee amount, the term of your rider will be extended and no amounts will be payable until the end of a new 10 year term.

     We will reduce the principal guarantee amount if you make any partial withdrawals while the Principal Guarantee rider is in effect. Withdrawals will reduce the principal guarantee amount in direct proportion to the percentage of contract value that was reduced by the withdrawal (including any wihdrawal charges).

     Here's an example of how we determine benefits under the rider, assuming that during any term shown (i) your contract remains in force, (ii) you make no partial withdrawals, (iii) no death benefits become payable, and (iii) you do not begin to receive annuity payments (i.e., the date of maturity does not occur):

                          Principal Guarantee
                                Amount              End of Term*            Benefit Amount
-------------------------------------------------------------------------------------------------
 When your contract     Premiums paid during     10 years from date of   Excess of principal
 and principal          1st contract year        issue                   guarantee amount, if
 guarantee rider are                                                     any, over the total
 issued                                                                  value of your contract
                                                                         on the 10th anniversary
                                                                         date
-------------------------------------------------------------------------------------------------
 If you elect to "step  Total value of your      13 years from date of   Excess of principal
 up" the principal      contract on the 3rd      issue                   guarantee amount, if
 guarantee amount at    anniversary date plus                            any, over the total
 the end of 3 contract  premiums paid during                             value of your contract
 years                  4th contract year                                on the 13th anniversary
                                                                         date
-------------------------------------------------------------------------------------------------
 If you elect to "step  Total value of your      16 years from date of   Excess of principal
 up" the principal      contract on the 6th      issue                   guarantee amount, if
 guarantee amount at    anniversary date plus                            any, over the total
 the end of 6 contract  premiums paid during                             value of your contract
 years                  7th contract year                                on the 16th anniversary
                                                                         date
-------------------------------------------------------------------------------------------------
 If you elect to "step  Total value of your      19 years from date of   Excess of principal
 up" the principal      contract on the 9th      issue                   guarantee amount, if
 guarantee amount at    anniversary date plus                            any, over the total
 the end of 9 contract  premiums paid during                             value of your contract
 years                  10th contract year                               on the 19th anniversary
                                                                         date
-------------------------------------------------------------------------------------------------

* You maybe able to continue to extend the term(s) shown if you elect to "step up" the principal guarantee amount at the end of 3, 6 or 9 contract years, and you also elect to "step up" the principal guarantee amount at the end of additional 3 year step-up periods that may be available to you in later contract years. Your ability to "step up" the principal guarantee in later contract years (eg., at the end of 12, 15, 18 contract years) requires (a) the total value of your contract at that time to be higher than the principal guarantee amount then in effect, and (b) the contract's date of maturity not to occur for at least 10 more contract years.

     Any benefit amount added to the total value of your contract under the Principal Guarantee rider will be considered earnings and allocated to your investment options according to the allocation instructions then in effect for additional premium payments. If a death benefit is payable on the last day of a term, or if the annuity period starts on that date, or if you surrender your contract on that date, we will add any rider benefit amount to the total value of your contract before we pay the death benefit, annuity payment, or surrender value.

     While this rider is in effect, we may reduce the variable investment options available to you for transfers and allocations of future premium payments. If we do, we will send you a notice of the restrictions.

     The monthly charge for the Principal Guarantee rider is shown in the Fee Tables. The amount of the rider charge will increase if you elect to "step up" the amount of your principal guarantee because the charge will apply to the higher principal guarantee amount. The rider (and the related charges) automatically terminate at the end of the term when we determine if a benefit is payable. It will terminate before then if your contract is surrendered, a death benefit becomes payable, or if you elect to receive annuity payments. You cannot terminate the rider by request after your right to return the contract ends.

CAN I RETURN MY CONTRACT?

     In most cases, you have the right to cancel your contract within 10 days (or longer in some states) after you receive it. To cancel your contract, simply deliver or mail it to:

..    John Hancock at the address shown on page 2, or

..    the John Hancock representative who delivered the contract to you.

     In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                             ADDITIONAL INFORMATION

     This section of the prospectus provides additional information that is not contained in the Basic Information section on pages 11 through 25.

  CONTENTS OF THIS SECTION                                              STARTING ON PAGE
  Description of John Hancock .................................................

  Who should purchase a contract? .............................................

  How we support the variable investment options ..............................

  How we support the fixed investment options .................................

  The accumulation period .....................................................

  The annuity period ..........................................................

  Variable investment option valuation procedures .............................

  Distributions following death of owner ......................................

  Miscellaneous provisions ....................................................

  Tax information .............................................................

  Performance information .....................................................

  Reports .....................................................................

  Voting privileges ...........................................................

  Certain changes .............................................................

  Distribution of contracts ...................................................

  Experts .....................................................................

  Registration statement ......................................................

  Appendix A - Examples of Withdrawal Charge Calculations .....................

  Appendix B - Examples of Optional Death Benefit Rider Calculations ..........

DESCRIPTION OF JOHN HANCOCK

     We are John Hancock, a stock life insurance company that was organized in 1862 under the laws of the Commonwealth of Massachusetts. On February 1, 2000, we converted to a stock company by "demutualizing" and changed our name from "John Hancock Mutual Life Insurance Company." As part of the demutualization process, we became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. Our home office is located at 200 Clarendon Street, Boston, Massachusetts 02117. We have authority to transact business in all 50 states. As of December 31, 2001, our assets were approximately $ 81 billion.

WHO SHOULD PURCHASE A CONTRACT?

     We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

..    traditional individual retirement annuity plans ("Traditional IRAs")
     satisfying the requirements of Section 408 of the Code;

..    non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
     Section 408A of the Code;

..    SIMPLE IRA plans adopted under Section 408(p) of the Code;

..    Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

..    annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

     We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 34.

     When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

     We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

     To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

     We hold the fund shares that support our variable investment options in John Hancock Variable Annuity Account H (the "Account"), a separate account established by John Hancock under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

     The Account's assets, including the Series Funds' shares, belong to John Hancock. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

     All of John Hancock's general assets also support John Hancock's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all John Hancock's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

HOW WE SUPPORT THE FIXED INVESTMENT OPTIONS

     All of John Hancock's general assets (discussed above) support its obligations under the fixed investment options (as well as all of its other obligations and liabilities). We invest the assets of the fixed investment options (i.e., the guaranteed interest account and the DCA rate account) in our general account. You have no interest in or preferential claim on any of the assets held in our general account.

     The investments we purchase with amounts you allocate to the fixed investment options belong to us; any favorable investment performance on the assets allocated to the account belongs to us. Instead, you earn interest at the applicable fixed rate of return.

     The investments we purchase with amounts you allocated to the fixed investment options belong to us and we bear all the investment risk on that money as long as it is in those options. You will earn interest at the applicable fixed rate of return even if we experience an investment loss on the assets allocated to these options; any favorable investment performance on these assets, however, belongs to us.

THE ACCUMULATION PERIOD

Your value in our variable investment options

     Each premium payment or transfer that you allocate to a variable investment option purchases "accumulation units" of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

        Valuation of accumulation units

     To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

               dollar amount of transaction
                                   DIVIDED BY
               value of one accumulation unit for the applicable variable investment option at the time of such transaction

     The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

     Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

                number of accumulation units in the variable investment options
                                      TIMES
                value of one accumulation unit for the applicable variable investment option at that time

Your value in our fixed investment options

      On any date, the total value of your contract in the guaranteed interest account or in the DCA rate account equals:

..    the amount of premium payments or transferred amounts allocated to that account, PLUS

..    the amount of any interest we credit to that account, MINUS

..    the amount of any withdrawals or transfers paid out of that account, MINUS

..    the amount of any charges and fees deducted from that account.

THE ANNUITY PERIOD

     Annuity payments are usually made to the annuitant, if still living. If more than one annuitant is living at the date of maturity, the payments are usually made to the younger of them.

Date of maturity

     Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract.

     Unless we otherwise permit, the date of maturity must be:

..    at least 6 months after the date the first premium payment is applied to your contract, and

..    no later than the maximum age specified in your contract (normally age 95).

     Subject always to these requirements, you may subsequently change the date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity, however. Also, if you are selecting or changing your date of maturity for a contract issued under a tax qualified plan, special limits apply. (See "Contracts purchased for a tax qualified plan," beginning on page 34.)

Choosing fixed or variable annuity payments

     During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we do not offer the fixed investment options. Instead, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

     Unless you tell us otherwise and we approve, we will generally apply (1) amounts allocated to the fixed investment options as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

     We will also deduct any premium tax charge from each investment option.

     Once annuity payments commence, you may not make transfers from a fixed basis annuity to variable investment options, or from variable investment options to a fixed basis annuity.

Selecting an annuity option

     Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on the next page).

     Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

     If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits.

       Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if:

..    you have not made an election prior to the annuitant's death;

..    the beneficiary is entitled to payment of a death benefit of at least
     $5,000 in a single sum; and

..    the beneficiary notifies us of the election prior to the date the proceeds become payable.

Variable monthly annuity payments

     We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

     The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option. Here's how it works:

..    we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

..    if that actual net investment return exceeds the "assumed investment rate"
     (explained below), the current monthly payment will be larger than the previous one.

..    if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

       Assumed investment rate

     The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

     You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

     The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then divide the difference by $1,000 and multiply the result by the greater of:

..    the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

..    the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

     Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

     OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually, for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

     Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

     OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will provide payments monthly, quarterly, semiannually, or annually to the payee as long as he or she lives. We guarantee no minimum number of payments.

     OPTION C: JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

     OPTION D: JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.

     OPTION E: LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon the payee's death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.

     OPTION F: INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.

     OPTION G: INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the contract.

     With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only fixed annuity payments. Payments under Options F and G must continue for 10 years, unless your contract has been in force for 5 years or more.

     If the payee is more than 85 years old on the date of maturity, the following two options are not available without our consent:

.. Option A: "life annuity with 5 years guaranteed" and

.. Option B: "life annuity without further payment on the death of payee."

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

     We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTIONS FOLLOWING DEATH OF OWNER

     If you did not purchase your contract under a tax qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions and the effect of spousal continuation of the contract in the following box:

   IF DEATH BENEFITS ARE PAYABLE UPON YOUR DEATH BEFORE ANNUITY PAYMENTS HAVE
   BEGUN:

   . if the contract's designated beneficiary is your surviving spouse, your spouse may elect to continue the contract in force as the owner. In that case:

     (1) we will not pay a death benefit, but the total value of your contract will equal the death benefit that would have been payable under your contract (including amounts payable under any optional death benefit riders). Any additional amount that we credit to your contract will be allocated to the investment options in the same ratio as the investment allocations held at the time of death and will not be subject to any future surrender or withdrawal charges; and

     (2) your spouse may elect to add or continue any optional death benefit riders under his or her name, subject to our then current underwriting standards and the deduction of rider charges at our then current rates. For purposes of calculating the amount of your spouse's Death Benefit, we will treat the total value of your contract (including any step-up in value) as the initial premium and the date the rider is added or continued as the rider's date of issue.

   . if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

     (1) paid out in full within five years of your death or

     (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

   . the "entire interest" in the contract on the date of your death equals the standard death benefit (or any enhanced death benefit) and, if an earnings enhancement benefit rider is then in force, any earnings enhancement death benefit amount, that may then be payable.

   IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

   . any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use

     The Code imposes very similar distribution requirements on contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

     Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

   To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

   Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Annuity Servicing Office. You choose the beneficiary in the application for the contract. You may change the beneficiary by written notice before receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect when we receive them, whether or not you or the annuitant is then alive. However, these changes are subject to:

..  the rights of any assignees of record and

..  certain other conditions referenced in the contract.

   An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

Our income taxes

     We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

     The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Special Considerations for Optional Benefit Riders

     If you have elected an optional death benefit rider, it is our understanding that the charges relating to these riders are not subject to current taxation. The Internal Revenue Service ("IRS") might take the position, however, that each charge associated with the rider is deemed a partial withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature distributions from annuities. We understand that you are not prevented from adding any of our optional death benefit riders to your contract if it is issued as an IRA. However, the law is unclear because IRAs generally may not invest in "life insurance contracts." Therefore, it is possible that a Contract may be disqualified as an IRA if it has an optional death benefit rider added to it. If so, you may be subject to increased taxes.

     At present, the IRS has not provided guidance as to the tax effect of adding an optional Accumulated Value Enhancement rider to an annuity contract. The IRS might take the position that each charge associated with these riders is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report rider charges as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a competent tax adviser before electing any of these optional benefit riders.

Contracts not purchased to fund a tax qualified plan

         Undistributed gains

     We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you. However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

         Annuity payments

     When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

     The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

         Surrenders, withdrawals and death benefits

     When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

     When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain." Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

     For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by John Hancock or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

     All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

     Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution following death of owner."

         Penalty for premature withdrawals

     The taxable portion of any withdrawal, single sum payment and certain death benefit payments may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

         Puerto Rico annuity contracts not purchased to fund a tax qualified plan

     Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

     Each of the funds of the Series Funds intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

     The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for a tax qualified plan

     We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans. Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

     The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

         Tax-free rollovers

     For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

..    a traditional IRA to another traditional IRA,

..    a traditional IRA to another tax-qualified plan, including a Section 403(b)
     plan

..    any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

..    any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

..    a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

..    a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

     In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

         Traditional IRAs

     Annual contribution limit. A traditional individual retirement annuity (as defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

..    100% of compensation includable in your gross income, or

..    the IRA annual limit for that tax year. For tax years beginning in 2002,
     2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

     Catch-Up Contributions. An IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

     Spousal IRA. You may also purchase an IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

     Deductibility of contributions. You may be entitled to a full deduction, a partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

     The amount of your deduction is based on the following factors:

..    whether you or your spouse is an active participant in an employer sponsored retirement plan,

..    your federal income tax filing status, and

..    your "Modified Adjusted Gross Income."

     Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

     Distributions. In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

     The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

      Roth IRAs

     Annual contribution limit. A Roth IRA is a type of non-deductible IRA. In general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

     The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

     Catch-Up Contributions. A Roth IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

     Spousal IRA. You may also purchase a Roth IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

     Distributions. If you hold your Roth IRA for at least five years the payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

.. after you reach age 59 1/2,

.. on your death or disability, or

.. to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

     The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

     Conversion to a Roth IRA. You can convert a traditional IRA to a Roth IRA, unless

.. you have adjusted gross income over $100,000, or

.. you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

     You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

       SIMPLE IRA plans

     In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005.
After that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

     Catch-Up Contributions. A SIMPLE IRA holder age 50 or older may increase contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

     Distributions. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

      Simplified Employee Pension plans (SEPs)

     SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

     Distributions. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

        Section 403(b) plans

     Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

     Annual Contribution Limit. In general, the amount of the non-taxable contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

     Catch-Up Contributions. A Section 403(b) plan participant age 50 or older may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

     Distributions. When we make payments from a 403(b) contract on surrender of the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403
(b) contract before the employee reaches age 59 1/2, except:

.. on the employee's separation from service, death, or disability,

.. with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

.. transfers and exchanges to other products that qualify under Section
  403(b).

     Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

      Pension and profit sharing plans qualified under Section 401(a)

     In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

     Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

     The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

     Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

      "Top-heavy" plans

     Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

        Section 457 deferred compensation plans

     Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

.. a state,

.. a political subdivision of a state,

.. an agency or instrumentality or a state or political subdivision of a state, or

.. a tax-exempt organization.

     As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

     The deferred compensation plan must satisfy several conditions, including the following:

.. the plan must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

.. all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

     Annual contribution limit. The amount of the non-taxable contributions made for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

     Catch-Up Contributions. A 457 plan participant age 50 or older may increase contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

     Distributions. When we make payments under your contract in the form of an annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

      Elective Deferral Limits

     A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

      Elective Catch-up Limits

     A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

      Withholding on rollover distributions

     The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

      Puerto Rico annuity contracts purchased to fund a tax-qualified plan

     The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

     The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

     We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

     Total return at the Account level is the percentage change between:

.. the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

.. the value at the end of such period.

     At the Account level, total return reflects adjustments for:

.. the mortality and expense risk charges,

 . the annual contract fee, and

 . any withdrawal charge payable if the owner surrenders his contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges or any charges for optional benefit riders. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

     We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any annual contract fee or withdrawal charge and it may be for additional durations.

     We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

     Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

     Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, any withdrawal charge, or any charge for optional benefit riders.

REPORTS

     At least annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Funds.

VOTING PRIVILEGES

     At meetings of the Series Funds' shareholders, we will generally vote all the shares of each fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

Changes to the Account

     We reserve the right, subject to applicable law, including any required shareholder approval,

.. to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

.. to add or delete variable investment options,

.. to change the underlying investment vehicles,

.. to operate the Account in any form permitted by law, and

.. to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

  Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

     We may allow a reduction in or the elimination of any contract charges, or an increase in a credited interest rate for a fixed investment option. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

     The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

..    the size of the initial premium payment,

..    the size of the group or class,

..    the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

..    the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

..    the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

..    the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

     We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

     Signator Investors, Inc. ("Signator") acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. Signator's address is 197 Clarendon Street, John Hancock Place, Boston, Massachusetts 02117. Signator is a subsidiary of John Hancock.

     You can purchase a contract through registered representatives of broker-dealers and certain financial institutions who have entered into selling agreements with John Hancock and Signator. We pay broker-dealers compensation for promoting, marketing and selling our variable insurance and variable annuity products. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator will also pay its own registered representatives for sales of the contracts to their customers. We do not expect the compensation we pay to such broker-dealers (including Signator) and financial institutions to exceed 8.0% of premium payments (on a present value basis) for sales of the contracts described in this prospectus. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions. We offer these contracts on a continuous basis, but neither John Hancock nor Signator is obligated to sell any particular amount of contracts. We also reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing of these contracts.

     From time to time, Signator, at its expense, may provide significant additional compensation to financial services firms which sell or arrange for the sale of the contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, and/or other financial services firms-sponsored events or activities.

EXPERTS

     Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of John Hancock Life Insurance Company at December 31, 200_ and 2001, and for each of the three years in the period ended December 31, 200_, and the financial statements of John Hancock Variable Annuity Account H at December 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional

Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

REGISTRATION STATEMENT

     This prospectus omits certain information contained in the Registration Statement on Form N-4 that we filed with the SEC relating to interests in the variable investment options. That registration statement contains condensed financial information for contracts other than Revolution Value II - Value Plan A and Revolution Value II - Value Plan B contracts. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

     Among other things, that registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                                              page of SAI

                       DISTRIBUTION ...............................

                       CALCULATION OF PERFORMANCE
                        DATA ......................................

                       CALCULATION OF ANNUITY PAYMENTS ............

                       ADDITIONAL INFORMATION ABOUT
                        DETERMINING UNIT VALUES ...................

                       PURCHASES AND
                        REDEMPTIONS OF FUND SHARES ................

                       THE ACCOUNT ................................

                       DELAY OF CERTAIN PAYMENTS ..................

                       LIABILITY FOR TELEPHONE TRANSFERS ..........

                       VOTING PRIVILEGES ..........................

                       FINANCIAL STATEMENTS .......................

              APPENDIX A - EXAMPLES OF WITHDRAWAL CHARGE CALCULATION

ASSUME THE FOLLOWING FACTS:

     On January 1, 2004, you make a $5,000 initial premium payment and we issue you a contract.

     On January 1, 2005, you make a $1,000 premium payment

     On January 1, 2006, you make a $1,000 premium payment.

     On January 1, 2007, the total value of your contract is $7,500 because of favorable investment earnings.

     Now assume you make a partial withdrawal of $7,000 (no tax withholding) on January 2, 2007. In this case, assuming no prior withdrawals, we would deduct a withdrawal charge that will differ between a Revolution Value II - Value Plan A contract and a Revolution Value II - Value Plan B contract.

     If you purchased a Value Plan A contract, the charge would be $360.22, and we would withdraw a total of $7,360.22 from your contract:

     $7,000.00  --  withdrawal request payable to you
     +  360.22  --  withdrawal charge payable to us
     ---------
     $7,360.22  --  total amount withdrawn from your contract

     If you purchased a Value Plan B contract, the charge would be $102.15, and we would withdraw a total of $7,102.15 from your contract:

     $7,000.00  --  withdrawal request payable to you
     +  102.15  --  withdrawal charge payable to us
     ---------
     $7,102.15  --  total amount withdrawn from your contract

     Although the WITHDRAWAL CHARGE on a Value Plan B contract is LOWER than that on a Value Plan A contract, the Separate Account ASSET-BASED CHARGE is HIGHER. You would therefore need to achieve better investment results on a Value Plan B contract to reach the assumed $7,500 of favorable investment earnings.

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE ON A REVOLUTION VALUE II - VALUE PLAN A CONTRACT:

          (1) We FIRST distribute to you the $500 profit you have in your contract ($7,500 total contract value less $7,000 of premiums you have paid) under the free withdrawal provision.

          (2) Next we repay to you the $5,000 premium you paid in 2004. Under the free withdrawal provision, $200 of that premium is charge free ($7,000 total premiums paid x 10%; less the $500 free withdrawal in the same contract year described in paragraph 1 above). We assess a withdrawal charge on the remaining balance of $4,800 from your 2004 premium. Because you made that premium payment 3 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $240 from your contract to cover the withdrawal charge on your 2004 premium payment. We pay the remainder of $4,560 to you as a part of your withdrawal request.


     $5,000
      - 200     --  free withdrawal amount (payable to you)
     ------
     $4,800
      x .05
     ------
     $  240     --  withdrawal charge on 2004 premium payment (payable to us)

     $4,800
      - 240
     ------
     $4,560     --  part of withdrawal request payable to you

          (3) We NEXT deem the entire amount of your 2005 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 6%. We deduct the resulting $60 from your contract to cover the withdrawal charge on your 2005 premium payment. We pay the remainder of $940 to you as a part of your withdrawal request.

     $1,000
      x .06
     ------
     $   60     --  withdrawal charge on 2005 premium payment (payable to us)

     $1,000
      -  60
     ------
     $  940     --   part of withdrawal request payable to you

          (4) We NEXT determine what additional amount we need to withdraw to provide you with the total $7,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $500 from profits under paragraph 1 above, $200 of additional free withdrawal amount under paragraph 2, $4,560 from your 2004 premium payment under paragraph 2, and $940 from your 2005 premium payment under paragraph 3. Therefore, $800 is needed to reach $7,000.

     $7,000     --  total withdrawal amount requested
      - 500     --  profit
      - 200     --  free withdrawal amount
     -4,560     --  payment deemed from initial premium payment
      - 940     --  payment deemed from 2005 premium payment
     ------
     $  800     --  additional payment to you needed to reach $7,000

We know that the withdrawal charge percentage for this remaining amount is 7%, because you are already deemed to have withdrawn all premiums you paid prior to 2006. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

     $800       =   x - [.07x]
     $800       =   .93x
     $800/.93   =   x
     $860.22    =   x

     $860.22    --   deemed withdrawn from 2006 premium payment
   - $800.00    --   part of withdrawal request payable to you
   ---------
     $ 60.22    --  withdrawal charge on 2006 premium deemed withdrawn (payable to us) on a Value Plan A contract.

 HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE ON A REVOLUTION VALUE II - VALUE PLAN B CONTRACT:

          (1) We FIRST distribute to you the $500 profit you have in your contract ($7,500 total contract value less $7,000 of premiums you have paid) under the free withdrawal provision.

          (2) Next we repay to you the $5,000 premium you paid in 2004. Under the free withdrawal provision, $200 of that premium is charge free ($7,000 total premiums paid x 10%; less the $500 free withdrawal in the same contract year described in paragraph 1 above). The remaining balance of $4,800 represents your 2004 premium. Because you made that premium payment 3 years ago, there is no withdrawal charge due on that premium payment, and we would pay the full $4,800 to you as a part of your withdrawal request.

     $5,000
      - 200     --  free withdrawal amount (payable to you)
     ------
     $4,800
      x .00
     ------
     $    0     --  no withdrawal charge on 2004 premium payment

     $4,800
      -   0
     ------
     $4,800     --  part of withdrawal request payable to you


          (3) We NEXT deem the entire amount of your 2005 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 6%. We deduct the resulting $60 from your contract to cover the withdrawal charge on your 2005 premium payment. We pay the remainder of $940 to you as a part of your withdrawal request.

     $1,000
      x .06
     ------
     $   60     --  withdrawal charge on 2005 premium payment (payable to us)
     $1,000
      -  50
     ------
     $  940     --  part of withdrawal request payable to you


          (4) We NEXT determine what additional amount we need to withdraw to provide you with the total $7,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $500 from profits under paragraph 1 above, $200 of additional free withdrawal amount under paragraph 2, $4,800 from your 2004 premium payment under paragraph 2, and $940 from your 2005 premium payment under paragraph 3. Therefore, $560 is needed to reach $7,000.

     $7,000     --  total withdrawal amount requested
      - 500     --  profit
      - 200     --  free withdrawal amount
     -4,800     --  payment deemed from initial premium payment
      - 940     --  payment deemed from 2005 premium payment
     ------
     $  560     --  additional payment to you needed to reach $7,000

We know that the withdrawal charge percentage for this remaining amount is 7%, because you are already deemed to have withdrawn all premiums you paid prior to 2006. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

     $560       =   x - [.07x]
     $560       =   .93x
     $560/.93   =   x
     $602.15    =   x

     $602.15    --  deemed withdrawn from 2006 premium payment
   - $560       --  part of withdrawal request payable to you
     -------
     $ 42.15    --  withdrawal charge on 2006 premium deemed withdrawn (payable to us) on a Revolution Value II -  Value Plan B contract.

       APPENDIX B - EXAMPLES OF OPTIONAL DEATH BENEFIT RIDER CALCULATIONS

     This Appendix provides sample calculations of the death benefit that would be payable under the optional enhanced death benefit rider and under the optional earnings enhancement death benefit rider.

 ENHANCED DEATH BENEFIT RIDER

     We describe this optional benefit rider on page 21 in the prospectus, and show its charge in the Fee Tables.

Here is how the enhanced death benefit rider works before you make a withdrawal

Assume:

..    On January 1, 2003, you make a $100,000 initial premium payment and we issue you a contract.

..    On January 1, 2006, your current account value is $95,000

..    On January 1, 2006, your highest anniversary value is $120,000.

..    On January 1, 2006, your 5% roll-up value is $115,762.50.

          (1) We FIRST determine your "standard" death benefit. This is the higher of your premiums ($100,000) and your current account value ($95,000). In this case, the standard death benefit is $100,000.

          (2) Next, we determine the highest of your standard death benefit ($100,000), your highest anniversary value ($120,000) and your 5% roll-up value ($115,762.50).

The enhanced death benefit before a withdrawal would be $120,000.

Here is how the enhanced death benefit rider works after you make a withdrawal"

Assume the same facts as above.  In addition, assume:

..    On January 2, 2006, you make a partial withdrawal of $10,000.

..    On January 2, 2006, your current account value would have been $95,000 if you had not made a withdrawal.

In this case:

          (1) We FIRST determine the proportion of your current account value that was reduced by the withdrawal: ($10,000/$95,000) or 10.52631%.

          (2)  Next, we reduce your premium payments in the same proportion:
               $100,000 - ($100,000 x .1052631) = $89,473.69.

          (3) Next, we determine your revised standard benefit by comparing your current account value after the withdrawal ($85,000) to the reduced premium payments ($89,473.69). In this case, your revised standard death benefit is $89, 473.69.

          (4) Next, we reduce your highest anniversary value in the same proportion as the reduction of current account value: $120,000 - ($120,000 x .1052631) = $107, 368.42.

          (5)  Next, we reduce your 5% roll-up value by the same proportion:
               $115,762.50 - ($115,762.50 x .1052631) = $103,576.98

          (6) Next, we determine the highest of your revised standard death benefit ($89,473.69), your revised highest anniversary value ($107, 368.42) and your revised 5% roll-up value ($103,576.98).

 In this case, the enhanced death benefit after the withdrawal is $107, 368.42

EARNINGS ENHANCEMENT DEATH BENEFIT RIDER

     We describe this optional benefit rider on page 22 in the prospectus, and show its charge in the Fee Tables.

Available amounts

In general:

     . if all of the owners and the annuitant are under age 70 on the date your rider is issued, the earnings enhancement amount is 40% of the difference between the contract's death benefit and your "net premiums" (up to a maximum benefit amount of 80% of your "adjusted net premiums"),

     . if any of the owners or the annuitant is age 70 or older on the date your rider is issued, the earnings enhancement amount is 25% of the difference between the contract's death benefit and your "net premiums" (up to a maximum benefit amount of 50% of your "adjusted net premiums"), and

     . if there are joint annuitants under your contract, we will not count the age of the older annuitant for either of these purposes unless the older annuitant is also an owner.

     "Net premiums" for purposes of this rider, means premiums you paid for the contract, less any withdrawals in excess of earnings from your contract (including any withdrawal charges imposed on these withdrawals). For this purpose, we consider withdrawals to be taken first from earnings on your contract before they are taken from your purchase payments. "Adjusted premiums" means net premiums minus any premiums you paid in the 12 month period prior to the death of the measuring life.

     The following are examples of the optional earnings enhancement death benefit rider. We have assumed that there are earnings under the contracts in each case. Actual investment performance may be greater or lower than the amounts shown.

Here is how the earnings enhancement death benefit works with a standard death benefit and no adjustments for withdrawals or additional premium payments

Assume:

..    You elect the earnings enhancement death benefit rider (but not the highest anniversary or enhanced death benefit riders) when you purchase your contract,

..    At the time of purchase, you and the annuitant are each under age 70 and you pay an initial premium of $100,000,

..    You allocate the premium to a variable investment option, and make no transfers of contract value to other investment options,

..    We determine the death benefit before the maturity date, in the fourth year of your contract on a day when the total value of your contract is $180,000.

        Calculation of Standard Death Benefit

     We compare the total value of your contract ($180,000) to the total amount of premiums you paid ($100,000, with no adjustment for withdrawals). The standard death benefit is the higher of the two, or $180,000.

        Calculation of Earnings Enhancement Amount

     Because you and the annuitant were both under age 70 when the rider was issued, the earnings enhancement amount is 40% of the difference between the standard death benefit and your "net premiums," up to a maximum benefit amount equal to 80% of your "Adjusted Net Premiums."

     Calculation of Net Premiums and Adjusted Net Premiums - To determine "net premiums," we reduce the premiums you paid ($100,000) by the amount of any withdrawals in excess of earnings ($0, with no adjustment for withdrawal charges). In this example, the Net Premiums is $100,000. To determine "Adjusted Net Premiums," we reduce the net premiums ($100,000) by any premiums you made, other than the initial premium, during the 12 months before we calculated the death benefit ($0). In this example, the "Adjusted Net Premiums" is $100,000.

     Calculation of Maximum Benefit Amount - The maximum benefit amount under the earnings enhancement death benefit rider in this example is 80% of the Adjusted Net Premiums ($100,000), or $80,000.

     The earnings enhancement amount is 40% of the difference between the standard death benefit ($180,000) and your net premiums ($100,000), up to the maximum benefit amount. In this example, 40% of the difference is $32,000, which is less than the maximum benefit amount ($80,000). The earnings enhancement amount is therefor $32,000.

     The total Death Benefit in this example is the standard death benefit ($180,000) plus the earnings enhancement amount ($32,000), or $212,000.

Here is how the earnings enhancement death benefit rider works with an enhanced death benefit rider and adjustments for withdrawal and additional premium

Assume:

..    You elect the earnings enhancement death benefit rider and the enhanced death benefit rider when you purchase your contract,

..    At the time of purchase, you are over age 70 and you pay an initial premium of $100,000,

..    You allocate the premium to a variable investment option, and make no transfers of contract value to other investment options,

..    On the eighth anniversary of your contract, your total value in the contract is $175,000, which is the highest value on any anniversary date

..    On the day after the eighth anniversary of your contract, you make a withdrawal of $80,000,

..    On the ninth anniversary of your contract, the total value of your contract is $110,000, and you make an additional premium payment of $10,000 at the end of the ninth year of your contract

..    We determine the death benefit before the maturity date in the middle of the tenth year of your contract, on a day when the total value of your contract is $120,000.

        Calculation of Enhanced Death Benefit

     In this example, the enhanced death benefit is the highest of an accumulated premium "roll-up" amount, a highest anniversary value amount and the value of your contract on the date the death benefit is determined.

     Calculation of "roll-up" - We calculate the amount of each premium you have paid, accumulated at a 5% effective annual rate, adjusted for any withdrawals. In this example, the accumulated value of your initial premium, after adjustment for the $80,000 withdrawal, is $68,585.74, and the accumulated value of your second premium is $10,759.30. The total amount of the premium "roll-up" is $79,345.04.

     Calculation of highest anniversary value - We determine the highest anniversary value of your contract on any anniversary date during the rider's measuring period ($175,000), plus any premiums since that date ($10,000), minus any withdrawals since that date ($80,000). In this example, the "highest anniversary value" is $105,000.

     The total value of your contract on the date the death benefit is determined ($120,000) is higher than the premium roll-up amount ($79,345.04) and higher than the "highest anniversary value" amount ($105,000). The enhanced death benefit is therefor $120,000.

        Calculation of Earnings Enhancement Amount

     Because you were over age 70 when the rider was issued, the earnings enhancement amount is 25% of the difference between the enhanced death benefit and your "net premiums," up to a maximum benefit amount equal to 50% of your "Adjusted Net Premiums."

     Calculation of Net Premiums and Adjusted Net Premiums - To determine "net premiums," we reduce the premiums you paid by the amount of any withdrawals in excess of earnings (including withdrawal charges). In this example, you withdrew $80,000 at a time when your earnings were $75,000 and no withdrawal charges were imposed. The amount withdrawn in excess of earnings is therefore $5,000. Net premiums is the amount of premiums paid ($110,000) less amounts withdrawn in excess of earnings ($5,000), or $105,000. To determine "Adjusted Net Premiums," we reduce the net premiums ($105,000) by any premiums you made during the 12 months before we calculated the death benefit ($10,000). In this example, the "Adjusted Net Premiums" is $95,000.

     Calculation of Maximum Benefit Amount - The maximum benefit amount under the earnings enhancement death benefit rider in this example is 50% of your Adjusted Net Premiums ($95,000), or $47,500.

     The earnings enhancement amount is 25% of the difference between the enhanced death benefit ($120,000) and your net premiums ($105,000), up to the maximum benefit amount. In this example, 25% of the difference is $3,750, which is less than the maximum benefit amount ($47,500). The earnings enhancement amount is therefor $3,750.

     The total Death Benefit in this example is the enhanced death benefit ($120,000) plus the earnings enhancement amount ($3,750), or $123,750.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2003

        REVOLUTION VARIABLE ANNUITY, REVOLUTION ACCESS VARIABLE ANNUITY,

      REVOLUTION EXTRA VARIABLE ANNUITY, REVOLUTION VALUE VARIABLE ANNUITY,

    REVOLUTION VALUE II VARIABLE ANNUITIES, WEALTH BUILDER VARIABLE ANNUITY,

                      WEALTH BUILDER II VARIABLE ANNUITY,

           PATRIOT VARIABLE ANNUITY, AND DECLARATION VARIABLE ANNUITY

            DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                    FUNDED IN

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

                                 _______________

This statement of additional information ("SAI"), dated May 1, 2003, is not a prospectus. It is intended that this SAI be read in conjunction with the Revolution Variable Annuity, Revolution Access Variable Annuity, Revolution Extra Variable Annuity, Revolution Value Variable Annuity, Revolution Value II Variable Annuities, Wealth Builder Variable Annuity, Wealth Builder II Variable Annuity, Patriot Variable Annuity, and Declaration Variable Annuity prospectuses dated May 1, 2003, of John Hancock Variable Annuity Account H (the "Account"). Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A copy of the applicable prospectus may be obtained from the John Hancock Annuity Servicing Office, 529 Main Street, Charlestown, Massachusetts 02129, telephone number 1-800-824-0335.

                                TABLE OF CONTENTS

                                 _______________

                                                                   PAGE OF SAI
                                                                   -----------
Distribution .................................................          2
Calculation of Performance Data ..............................          2
Calculation of Annuity Payments ..............................
Additional Information About Determining Unit Values .........
Purchases and Redemptions of Fund Shares .....................
The Account ..................................................
Delay of Certain Payments ....................................
Liability for Telephone Transfers ............................
Voting Privileges ............................................
Financial Statements .........................................

                                  DISTRIBUTION

     The distribution of the contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and John Hancock Funds, Inc. ("JHFI") we also paid JHFI under that agreement for such services during the past three fiscal years as follows:

               YEAR       AMOUNT PAID TO JHFI       AMOUNT PAID TO SIGNATOR*
               ----       -------------------       ------------------------

               2002            $[ ]                        $[ ]
               2001            $6,274,420                  $15,034,580
               2000            $5,895,812                  $29,888,062

*Signator became a distributor of the contracts in June, 2000.

                         CALCULATION OF PERFORMANCE DATA

     The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTIONS

     We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but the withdrawal charge and any charge for premium taxes and optional benefits are not.

     The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

            Effective yield = (Base period return + 1)/(365/7)/ - 1

     For the 7-day period ending December 31, 2002, the Money Market variable investment option's current yield was [0.00]% and its effective yield was [0.00]%. Money Market effective yields have not been calculated for Revolution Variable Annuity, Revolution Value II Variable Annuities, and Wealth Builder II Variable Annuity because no contracts have been issued as of December 31, 2002.

OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return

     Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series

Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

     We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                             P x ( 1 + T )/n/ = ERV

           where P = a hypothetical initial premium payment of $1,000 T = average annual total return n = number of years
                      ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

     The following table shows average total returns for the variable investment options, other than the money market options, that were available on December 31, 2001. The table shows values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. The table also shows values from the date a variable investment option was first available in the Account. Ten year periods are not shown because the Account did not commence operations until 1997. Returns of less than one year are not annualized. The inception date shown may be different from the date a variable investment option was first available in the contracts because the Account is used for other variable annuities offered by us.

     On the basis described above, the following table shows the average total return for each variable investment option available on December 31, 2002 for the periods ended December 31, 2002:

-----------------------------------------------------------------------------------------------------------------------------------
                                         For the          For the          For the          For the          From
                                      1 Year Period    3 Year Period    5 Year Period    10 Year Period    Inception      Date of
                                          Ended            Ended            Ended            Ended         of Fund to    Inception
 Variable Investment Option*             12/31/02         12/31/02         12/31/02         12/31/02        12/31/02     in Account
-----------------------------------------------------------------------------------------------------------------------------------
 REVOLUTION ACCESS CONTRACTS:

 Equity Index                                                                                  N/A                       08/29/1996

 Large Cap Value                                                                               N/A                       08/29/1996

 Large Cap Value CORE                                                                          N/A                       08/30/1999

 Large Cap Growth                                                                              N/A                       08/29/1996

 Large Cap Aggressive Growth                                                 N/A               N/A                       08/30/1999

 Fundamental Value                                                           N/A               N/A                       08/30/1999

 Growth and Income                                                                             N/A                       08/29/1996

 Multi Cap Growth                                                                              N/A                       08/29/1996

 Fundamental Growth                                                          N/A               N/A                       08/30/1999

 Small/Mid Cap CORE                                                          N/A               N/A                       04/30/1998

 Small/Mid Cap Growth                                                                          N/A                       08/29/1996

 Small Cap Equity                                                                              N/A                       08/29/1996

 Small Cap Value                                                             N/A               N/A                       08/30/1999

 Small Cap Growth                                                                              N/A                       08/29/1996

 VA Relative Value                                                           N/A               N/A                       01/02/1998

 AIM V.I. Premier Equity Fund                                                N/A               N/A                       08/01/1999

 AIM V.I. Capital Development

 Fidelity VIP Growth                                                         N/A               N/A                       08/01/1999

 Fidelity VIP Contrafund                                                     N/A               N/A                       08/01/1999

 MFS Investors Growth Stock                                                  N/A               N/A                       08/01/1999

 MFS Research                                                                N/A               N/A                       08/01/1999

 MFS New Discovery                                                           N/A               N/A                       08/01/1999

 International Opportunites                                                                    N/A                       08/29/1996

 Fidelity VIP Overseas Equity                                                N/A               N/A                       08/01/1999

 Emerging Markets Equity                                                     N/A               N/A                       04/30/1998

 Janus Aspen Worldwide Growth                                                N/A               N/A                       11/01/2000

 Real Estate Equity                                                                            N/A                       08/29/1996

 Health Sciences                                                             N/A               N/A                       04/27/2001
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                         For the          For the          For the          For the          From
                                      1 Year Period    3 Year Period    5 Year Period    10 Year Period   Inception     Date of
                                          Ended            Ended            Ended            Ended        of Fund to   Inception
    Variable Investment Option*          12/31/02        12/31/02         12/31/02          12/31/02       12/31/02    in Account
----------------------------------------------------------------------------------------------------------------------------------
 REVOLUTION ACCESS CONTRACTS
 CONTINUED:

 VA Financial Industries                                                                      N/A                       04/29/1997

 VA Technology                                              N/A              N/A              N/A                       04/28/2000

 Managed                                                                                      N/A                       08/29/1996

 Global Balanced                                                                              N/A                       08/29/1996

 Short-Term Bond                                                                              N/A                       08/29/1996

 Bond Index                                                                  N/A              N/A                       04/30/1998

 Active Bond                                                                                  N/A                       08/29/1996

 VA Strategic Income                                                                          N/A                       08/29/1996

 High Yield Bond                                                             N/A              N/A                       04/30/1998

 Global Bond                                                                                  N/A                       08/29/1996

 Money Market                                                                                 N/A                       08/29/1996

 AIM V.I. Growth                                                             N/A              N/A                       08/01/1999

 VA Sovereign Investors                                                                       N/A                       08/29/1996

 International Opportunity B                                                 N/A              N/A                       08/30/1999

 Templeton International                                                     N/A              N/A                       08/01/1999

 Templeton Development Markets                                               N/A              N/A                       08/01/1999

 Brandes International Equity                               N/A              N/A              N/A                       06/01/2000

 Turner Core Growth                                         N/A              N/A              N/A                       06/01/2000

 Frontier Capital Appreciation                              N/A              N/A              N/A                       06/01/2000

 Clifton Enhanced US Equity                                 N/A              N/A              N/A                       06/01/2000
----------------------------------------------------------------------------------------------------------------------------------
 REVOLUTION EXTRA CONTRACTS:

 Equity Index                                                                                 N/A                       08/29/1996

 Large Cap Value                                                                              N/A                       08/29/1996

 Large Cap Value CORE                                       N/A              N/A              N/A                       08/30/1999

 Large Cap Growth                                                                             N/A                       08/29/1996

 Large Cap Aggressive Growth                                N/A              N/A              N/A                       08/30/1999

 Fundamental Value                                          N/A              N/A              N/A                       08/30/1999

 Growth and Income                                                                            N/A                       08/29/1996

 Multi Cap Growth                                                                             N/A                       08/29/1996
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                         For the          For the          For the          For the          From
                                      1 Year Period    3 Year Period    5 Year Period    10 Year Period   Inception     Date of
                                          Ended            Ended            Ended            Ended        of Fund to   Inception
    Variable Investment Option*          12/31/02        12/31/02         12/31/02          12/31/02       12/31/02    in Account
----------------------------------------------------------------------------------------------------------------------------------
 REVOLUTION EXTRA CONTRACTS -
 CONTINUED:

 Fundamental Growth                                                          N/A              N/A                     08/30/1999

 Small/Mid Cap CORE                                                          N/A              N/A                     04/30/1998

 Small/Mid Cap Growth                                                                         N/A                     08/29/1996

 Small Cap Equity                                                                             N/A                     08/29/1996

 Small Cap Value                                                             N/A              N/A                     08/30/1999

 Small Cap Growth                                                                             N/A                     08/29/1996

 VA Relative Value                                                           N/A              N/A                     01/02/1998

 AIM V.I. Premier Equity Fund                                                N/A              N/A                     08/01/1999

 Fidelity VIP Growth                                                         N/A              N/A                     08/01/1999

 Fidelity VIP Contrafund                                                     N/A              N/A                     08/01/1999

 MFS Investors Growth Stock                                                  N/A              N/A                     08/01/1999

 MFS Research                                                                N/A              N/A                     08/01/1999

 MFS New Discovery                                                           N/A              N/A                     08/01/1999

 International Opportunites                                                                   N/A                     08/29/1996

 Fidelity VIP Overseas Equity                                                N/A              N/A                     08/01/1999

 Emerging Markets Equity                                                     N/A              N/A                     04/30/1998

 Janus Aspen Worldwide Growth                               N/A              N/A              N/A                     11/01/2000

 Real Estate Equity                                                                           N/A                     08/29/1996

 Health Sciences                                            N/A              N/A              N/A                     04/27/2001

 VA Financial Industries                                                                      N/A                     04/29/1997
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                         For the          For the          For the           For the        From
                                      1 Year Period    3 Year Period    5 Year Period    10 Year Period   Inception     Date of
                                          Ended            Ended            Ended            Ended        of Fund to   Inception
    Variable Investment Option*          12/31/02         12/31/02         12/31/02         12/31/02       12/31/02    in Account
----------------------------------------------------------------------------------------------------------------------------------
 REVOLUTION EXTRA CONTRACTS -
 CONTINUED:

 VA Technology                                              N/A              N/A              N/A                     04/28/2000

 Managed                                                                                      N/A                     08/29/1996

 Global Balanced                                                                              N/A                     08/29/1996

 Short-Term Bond                                                                              N/A                     08/29/1996

 Bond Index                                                                  N/A              N/A                     04/30/1998

 Active Bond                                                                                  N/A                     08/29/1996

 VA Strategic Income                                                                          N/A                     08/29/1996

 High Yield Bond                                                             N/A              N/A                     04/30/1998

 Global Bond                                                                                  N/A                     08/29/1996

 Money Market                                                                                 N/A                     08/29/1996

 AIM V.I. Growth                                            N/A              N/A              N/A                     08/01/1999

 VA Sovereign Investors                                                                       N/A                     08/29/1996

 International Opportunity B                                N/A              N/A              N/A                     08/30/1999

 Templeton International                                    N/A              N/A              N/A                     08/01/1999

 Templeton Development Markets                              N/A              N/A              N/A                     08/01/1999

 Brandes International Equity                               N/A              N/A              N/A                     06/01/2000

 Turner Core Growth                                         N/A              N/A              N/A                     06/01/2000

 Frontier Capital Appreciation                              N/A              N/A              N/A                     06/01/2000

 Clifton Enhanced US Equity                                 N/A              N/A              N/A                     06/01/2000
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                               For the          For the          For the          From
                                            1 Year Period    3 Year Period    5 Year Period   Inception in    Date of
                                                Ended            Ended            Ended        Account to    Inception
       Variable Investment Option*             12/31/02         12/31/02         12/31/02       12/31/02     in Account
------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE CONTRACTS:

Equity Index                                                                                                  08/29/1996

Large Cap Value                                                                                               08/29/1996

Large Cap Value CORE                                                               N/A                        08/30/1999

Large Cap Growth                                                                                              08/29/1996

Large Cap Aggressive Growth                                                        N/A                        08/30/1999

Fundamental Value                                                                  N/A                        08/30/1999

Growth & Income                                                                                               08/29/1996

Multi Cap Growth                                                                                              08/29/1996

Fundamental Growth                                                                 N/A                        08/30/1999

Small/Mid Cap CORE                                                                 N/A                        04/30/1998

Small/Mid Cap Growth                                                                                          08/29/1996

Small Cap Equity                                                                                              08/29/1996

Small Cap Value                                                                    N/A                        08/30/1999

Small Cap Growth                                                                                              08/29/1996

VA Relative Value                                                                  N/A                        01/02/1998

AIM V.I. Premier Equity                                                            N/A                        08/01/1999

AIM V.I. Capital Development

Fidelity VIP Growth - Svc Cl                                                       N/A                        08/01/1999

Fidelity VIP Contrafund - Svc Cl                                                   N/A                        08/01/1999

MFS Investors Growth Stock - Initial Cl                                            N/A                        08/01/1999

MFS Research - Initial Cl                                                          N/A                        08/01/1999

MFS New Discovery - Initial Cl                                                     N/A                        08/01/1999

International Opportunites                                                                                    08/29/1996

Fidelity VIP Overseas Equity - Svc Cl                                              N/A                        08/01/1999

Emerging Markets Equity                                                            N/A                        04/30/1998

Janus Aspen Worldwide Growth                                      N/A              N/A                        11/01/2000

Real Estate Equity                                                                                            08/29/1996

Health Sciences                                                   N/A              N/A                        04/27/2001

VA Financial Industries                                                            N/A                        04/29/1997

VA Technology                                                     N/A              N/A                        04/28/2000

Managed                                                                                                       08/29/1996

Global Balanced                                                                                               08/29/1996

Short-Term Bond                                                                                               08/29/1996
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                           For the          For the          For the           From
                                        1 Year Period    3 Year Period    5 Year Period     Inception in  Date of
                                            Ended            Ended            Ended          Account to  Inception
    Variable Investment Option*            12/31/02        12/31/02         12/31/02         12/31/02    in Account
--------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE CONTRACTS -
CONTINUED:

Bond Index                                                                      N/A                     04/30/1998

Active Bond                                                                                             08/29/1996

VA Strategic Income                                                                                     08/29/1996

High Yield Bond                                                                 N/A                     04/30/1998

Global Bond                                                                                             08/29/1996

Money Market                                                                                            08/29/1996

AIM V.I. Growth                                                                 N/A                     08/01/1999

VA Sovereign Investors                                                                                  08/29/1996

International Opportunity B                                                     N/A                     08/30/1999

Templeton International                                                         N/A                     08/01/1999

Templeton Development Markets                                                   N/A                     08/01/1999

Brandes International Equity                                N/A                 N/A                     06/01/2000

Turner Core Growth                                          N/A                 N/A                     06/01/2000

Frontier Capital Appreciation                               N/A                 N/A                     06/01/2000

Clifton Enhanced US Equity                                  N/A                 N/A                     06/01/2000
--------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE II - Value Plan A CONTRACTS:

Equity Index                                                                                            08/29/1996

Large Cap Value                                                                                         08/29/1996

Large Cap Value CORE                                                            N/A                     08/30/1999

Large Cap Growth                                                                                        08/29/1996

Large Cap Aggressive Growth                                                     N/A                     08/30/1999

Fundamental Value                                                               N/A                     08/30/1999

Growth & Income                                                                                         08/29/1996

Multi Cap Growth                                                                                        08/29/1996

Fundamental Growth                                                              N/A                     08/30/1999

Small/Mid Cap CORE                                                              N/A                     04/30/1998

Small/Mid Cap Growth                                                                                    08/29/1996

Small Cap Equity                                                                                        08/29/1996

Small Cap Value                                                                 N/A                     08/30/1999

Small Cap Growth                                                                                        08/29/1996

VA Relative Value                                                               N/A                     01/02/1998

AIM V.I. Premier Equity                                                         N/A                     08/01/1999

AIM V.I. Capital Development

Fidelity VIP Growth - Svc Cl                                                    N/A                     08/01/1999

Fidelity VIP Contrafund - Svc Cl                                                N/A                     08/01/1999
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                               For the          For the          For the          From
                                            1 Year Period    3 Year Period    5 Year Period    Inception in   Date of
                                                Ended            Ended            Ended         Account to   Inception
    Variable Investment Option*                12/31/02        12/31/02         12/31/02         12/31/02    in Account
-------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE II - Value Plan A CONTRACTS -
CONTINUED:

MFS Investors Growth Stock - Initial Cl                                            N/A                        08/01/1999

MFS Research - Initial Cl                                                          N/A                        08/01/1999

MFS New Discovery - Initial Cl                                                     N/A                        08/01/1999

International Opportunites                                                                                    08/29/1996

Fidelity VIP Overseas Equity - Svc Cl                                              N/A                        08/01/1999

Emerging Markets Equity                                                            N/A                        04/30/1998

Janus Aspen Worldwide Growth                                      N/A              N/A                        11/01/2000

Real Estate Equity                                                                                            08/29/1996

Health Sciences                                                   N/A              N/A                        04/27/2001

VA Financial Industries                                                                                       04/29/1997

VA Technology                                                     N/A              N/A                        04/28/2000

Managed                                                                                                       08/29/1996

Global Balanced                                                                                               08/29/1996

Short-Term Bond                                                                                               08/29/1996

Bond Index                                                                         N/A                        04/30/1998

Active Bond                                                                                                   08/29/1996

VA Strategic Income                                                                                           08/29/1996

High Yield Bond                                                                    N/A                        04/30/1998

Global Bond                                                                                                   08/29/1996

Money Market                                                                                                  08/29/1996

Brandes International Equity                                      N/A              N/A                        06/01/2000

Turner Core Growth                                                N/A              N/A                        06/01/2000

Frontier Capital Appreciation                                     N/A              N/A                        06/01/2000

Clifton Enhanced US Equity                                        N/A              N/A                        06/01/2000
------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE II - Value Plan B CONTRACTS:

Equity Index                                                                                                  08/29/1996

Large Cap Value                                                                                               08/29/1996

Large Cap Value CORE                                                               N/A                        08/30/1999

Large Cap Growth                                                                                              08/29/1996

Large Cap Aggressive Growth                                                        N/A                        08/30/1999

Fundamental Value                                                                  N/A                        08/30/1999

Growth & Income                                                                                               08/29/1996

Multi Cap Growth                                                                                              08/29/1996

Fundamental Growth                                                                 N/A                        08/30/1999

Small/Mid Cap CORE                                                                 N/A                        04/30/1998

Small/Mid Cap Growth                                                                                          08/29/1996

Small Cap Equity                                                                                              08/29/1996

Small Cap Value                                                                    N/A                        08/30/1999

Small Cap Growth                                                                                              08/29/1996

VA Relative Value                                                                  N/A                        01/02/1998

AIM V.I. Premier Equity                                                            N/A                        08/01/1999

AIM V.I. Capital Development

Fidelity VIP Growth - Svc Cl                                                       N/A                        08/01/1999

Fidelity VIP Contrafund - Svc Cl                                                   N/A                        08/01/1999

REVOLUTION VALUE II - Value Plan B CONTRACTS -
CONTINUED:

MFS Investors Growth Stock - Initial Cl                                            N/A                        08/01/1999

MFS Research - Initial Cl                                                          N/A                        08/01/1999

MFS New Discovery - Initial Cl                                                     N/A                        08/01/1999

International Opportunites                                                                                    08/29/1996

Fidelity VIP Overseas Equity - Svc Cl                                              N/A                        08/01/1999

Emerging Markets Equity                                                            N/A                        04/30/1998

Janus Aspen Worldwide Growth                                      N/A              N/A                        11/01/2000

Real Estate Equity                                                                                            08/29/1996

Health Sciences                                                   N/A              N/A                        04/27/2001

VA Financial Industries                                                                                       04/29/1997

VA Technology                                                     N/A              N/A                        04/28/2000

Managed                                                                                                       08/29/1996

Global Balanced                                                                                               08/29/1996

Short-Term Bond                                                                                               08/29/1996

Bond Index                                                                         N/A                        04/30/1998

Active Bond                                                                                                   08/29/1996

VA Strategic Income                                                                                           08/29/1996

High Yield Bond                                                                    N/A                        04/30/1998

Global Bond                                                                                                   08/29/1996

Money Market                                                                                                  08/29/1996

Brandes International Equity                                      N/A              N/A                        06/01/2000

Turner Core Growth                                                N/A              N/A                        06/01/2000

Frontier Capital Appreciation                                     N/A              N/A                        06/01/2000

Clifton Enhanced US Equity                                        N/A              N/A                        06/01/2000
-------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONTRACTS:

Alliance Growth & Income                                          N/A              N/A                        10/22/2001

Lord Abbett Growth & Income                                       N/A              N/A                        10/22/2001

HSBC Growth & Income                                              N/A              N/A                        10/22/2001

Growth & Income                                                                                               08/29/1996

VA Relative Value                                                                  N/A                        01/02/1998

MFS Research - Svc Cl                                             N/A              N/A                        10/22/2001

Putnam VT Investors                                               N/A              N/A                        10/22/2001

Fidelity VIP Growth - Svc Cl 2                                    N/A              N/A                        10/22/2001
------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                         For the          For the          For the          From
                                      1 Year Period    3 Year Period    5 Year Period   Inception in    Date of
                                          Ended            Ended            Ended         Account to   Inception
    Variable Investment Option*          12/31/02        12/31/02         12/31/02         12/31/02    in Account
-------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONTRACTS - CONTINUED:

Oppenheimer Capital Apprec                                  N/A              N/A                        10/22/2001

Alliance Premier Growth                                     N/A              N/A                        10/22/2001

Mutual Shares Securities                                    N/A              N/A                        10/22/2001

Lord Abbett Mid Cap Value                                   N/A              N/A                        10/22/2001

Dreyfus MidCap Stock                                        N/A              N/A                        10/22/2001

MFS Mid Cap Growth - Svc Cl                                 N/A              N/A                        10/22/2001

Putnam VT Vista                                             N/A              N/A                        10/22/2001

Delaware VIP Small Cap Value                                N/A              N/A                        10/22/2001

Dreyfus Emerging Leaders                                    N/A              N/A                        10/22/2001

Delaware VIP Trend                                          N/A              N/A                        10/22/2001

Franklin Small Cap                                          N/A              N/A                        10/22/2001

MFS New Discovery - Svc Cl                                  N/A              N/A                        10/22/2001

Fidelity VIP Overseas - Svc Cl 2                            N/A              N/A                        10/22/2001

Putnam VT International Growth                              N/A              N/A                        10/22/2001

HSBC Var Fixed Income                                       N/A              N/A                        10/22/2001

Active Bond                                                                                             08/29/1996

Franklin US Government                                      N/A              N/A                        10/22/2001

Putnam VT American Government Inc                           N/A              N/A                        10/22/2001

HSBC VarCash Management                                     N/A              N/A                        10/22/2001
-------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER II CONTRACTS:

Alliance Growth & Income                                    N/A              N/A                        10/22/2001

Lord Abbett Growth & Income                                 N/A              N/A                        10/22/2001

HSBC Growth & Income                                        N/A              N/A                        10/22/2001

Growth & Income                                                                                         08/29/1996

VA Relative Value                                                            N/A                        01/02/1998

MFS Research - Svc Cl                                       N/A              N/A                        10/22/2001

Putnam VT Investors                                         N/A              N/A                        10/22/2001

Fidelity VIP Growth - Svc Cl 2                              N/A              N/A                        10/22/2001

Oppenheimer Capital Apprec                                  N/A              N/A                        10/22/2001

Alliance Premier Growth                                     N/A              N/A                        10/22/2001

Mutual Shares Securities                                    N/A              N/A                        10/22/2001

Lord Abbett Mid Cap Value                                   N/A              N/A                        10/22/2001

Dreyfus MidCap Stock                                        N/A              N/A                        10/22/2001

MFS Mid Cap Growth - Svc Cl                                 N/A              N/A                        10/22/2001

Putnam VT Vista                                             N/A              N/A                        10/22/2001

Delaware VIP Small Cap Value                                N/A              N/A                        10/22/2001

Dreyfus Emerging Leaders                                    N/A              N/A                        10/22/2001

Delaware VIP Trend                                          N/A              N/A                        10/22/2001

Franklin Small Cap                                          N/A              N/A                        10/22/2001

MFS New Discovery - Svc Cl                                  N/A              N/A                        10/22/2001

Fidelity VIP Overseas - Svc Cl 2                            N/A              N/A                        10/22/2001

Putnam VT International Growth                              N/A              N/A                        10/22/2001

HSBC Var Fixed Income                                       N/A              N/A                        10/22/2001

Active Bond                                                                                             08/29/1996

Franklin US Government                                      N/A              N/A                        10/22/2001

Putnam VT American Government Inc                           N/A              N/A                        10/22/2001

HSBC VarCash Management                                     N/A              N/A                        10/22/2001
-------------------------------------------------------------------------------------------------------------------


  * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

  Table of Standardized Performance for Contracts with Initial Premium Payment of Less Than $250,000

-------------------------------------------------------------------------------------------------------------------
                                         For the          For the          For the          From
                                      1 Year Period    3 Year Period    5 Year Period   Inception in    Date of
                                          Ended            Ended            Ended        Account to    Inception
    Variable Investment Option*          12/31/01        12/31/01         12/31/01        12/31/01    in Account
-------------------------------------------------------------------------------------------------------------------
PATRIOT CONTRACTS:

Equity Index                                                                                           08/29/1996

Large Cap Value                                                                                        08/29/1996

Large Cap Growth                                                                                       08/29/1996

Growth and Income                                                                                      08/29/1996

Fundamental Value                                                            N/A                       08/30/1999

Multi Cap Growth                                                                                       08/29/1996

Fundamental Growth                                                           N/A                       08/30/1999

Small/Mid Cap CORE                                                           N/A                       04/30/1998

Small Cap Equity                                                                                       08/29/1996

Small Cap Growth                                                                                       08/29/1996

VA Sovereign Investors                                                                                 08/29/1996

VA Relative Value                                                            N/A                       01/02/1998

International Equity Index                                                                             08/29/1996

International Opportunites                                                                             08/29/1996

Emerging Markets Equity                                                      N/A                       04/30/1998

Real Estate Equity                                                                                     08/29/1996

VA Financial Industries                                                      N/A                       04/29/1997

Managed                                                                                                08/29/1996

Global Balanced                                                                                        08/29/1996

Short-Term Bond                                                                                        08/29/1996

Bond Index                                                                   N/A                       04/30/1998

Active Bond                                                                                            08/29/1996

VA Strategic Income                                                                                    08/29/1996

High Yield Bond                                                              N/A                       04/30/1998

Global Bond                                                                                            08/29/1996

Money Market                                                                                           08/29/1996
-------------------------------------------------------------------------------------------------------------------

  * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

  Table of Standardized Performance for Contracts with Initial Premium Payment of $250,000 or More

----------------------------------------------------------------------------------------------------------------
                                      For the         For the         For the
                                  1 Year Period   3 Year Period   5 Year Period    From Inception     Date of
  Variable Investment                  Ended          Ended           Ended        in Account to     Inception
        Option*                       12/31/01       12/31/01        12/31/01         12/31/01       in Account
----------------------------------------------------------------------------------------------------------------
 PATRIOT CONTRACTS:

 Equity Index                                                                                        08/29/1996

 Large Cap Value                                                                                     08/29/1996

 Large Cap Growth                                                                                    08/29/1996

 Growth and Income                                                                                   08/29/1996

 Fundamental Value                                                      N/A                          08/30/1999

 Multi Cap Growth                                                                                    08/29/1996

 Fundamental Growth                                                     N/A                          08/30/1999

 Small/Mid Cap CORE                                                     N/A                          04/30/1998

 Small Cap Equity                                                                                    08/29/1996

 Small Cap Growth                                                                                    08/29/1996

 VA Sovereign Investors                                                                              08/29/1996

 VA Relative Value                                                      N/A                          01/02/1998

 International Equity Index                                                                          08/29/1996

 International Opportunites                                                                          08/29/1996

 Emerging Markets Equity                                                N/A                          04/30/1998

 Real Estate Equity                                                                                  08/29/1996

 VA Financial Industries                                                                             04/29/1997

 Managed                                                                                             08/29/1996

 Global Balanced                                                                                     08/29/1996

 Short-Term Bond                                                                                     08/29/1996

 Bond Index                                                             N/A                          04/30/1998

 Active Bond                                                                                         08/29/1996

 VA Strategic Income                                                                                 08/29/1996

 High Yield Bond                                                        N/A                          04/30/1998

 Global Bond                                                                                         08/29/1996

 Money Market                                                                                        08/29/1996
-----------------------------------------------------------------------------------------------------------------

  * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

Table of Standardized Performance for Contracts with Initial Premium Payment of Less Than $250,000

--------------------------------------------------------------------------------------------------------------
                                   For the          For the          For the          From
                                1 Year Period    3 Year Period    5 Year Period     Inception       Date of
                                    Ended            Ended            Ended       in Account to    Inception
 Variable Investment Option*       12/31/01        12/31/01         12/31/01        12/31/01       in Account
--------------------------------------------------------------------------------------------------------------
DECLARATION CONTRACTS:

Equity Index                                                                                      08/29/1996

Growth and Income                                                                                 08/29/1996

Fundamental Growth                                                     N/A                        08/30/1999

Small Cap Growth                                                                                  08/29/1996

VA Sovereign Investors                                                                            08/29/1996

VA Relative Value                                                      N/A                        01/02/1998

International Opportunities B                                          N/A                        08/30/1999

VA Financial Industries                                                                           04/29/1997

Active Bond                                                                                       08/29/1996

VA Strategic Income                                                                               08/29/1996

Money Market                                                                                      08/29/1996
--------------------------------------------------------------------------------------------------------------

* Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

Table of Standardized Performance for Contracts with Initial Premium Payment of $250,000 or More.

--------------------------------------------------------------------------------------------------------------
                                   For the          For the          For the          From
                                1 Year Period    3 Year Period    5 Year Period     Inception      Date of
                                    Ended            Ended            Ended       in Account to   Inception
 Variable Investment Option*       12/31/01        12/31/01         12/31/01        12/31/01       of Fund
--------------------------------------------------------------------------------------------------------------
DECLARATION CONTRACTS:

Equity Index                                                                                      08/29/1996

Growth and Income                                                                                 08/29/1996

Fundamental Growth                                                     N/A                        08/30/1999

Small Cap Growth                                                                                  08/29/1996

VA Sovereign Investors                                                                            08/29/1996

VA Relative Value                                                      N/A                        01/02/1998

International Opportunities B                                          N/A                        08/30/1999

VA Financial Industries                                                                           04/29/1997

Active Bond                                                                                       08/29/1996

VA Strategic Income                                                                               08/29/1996

Money Market                                                                                      08/29/1996
--------------------------------------------------------------------------------------------------------------

* Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

Yield

     We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                                    [(a-b  )/6/  ]
                          Yield = 2 [(---+1)   -1]
                                    [(cd   )     ]

where: a = net investment income earned during the period by the fund whose shares are owned by the variable investment option b = expenses accrued for the period (net of any reimbursements) c = the average daily number of accumulation units outstanding during the period d = the offering price per accumulation unit on the last day of the period

     According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Neither the withdrawal charge nor any charges for premium taxes or optional rider benefits are reflected in the calculation.

"Non -Standardized" Performance

     We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, annual contract fee, withdrawal charge or charges for optional rider benefits described in the prospectus.

     The following table shows Account level "non-standardized" average total return for the variable investment options, except the money market variable investment options, that were available on December 31, 2001. The table shows values for one, three, five and ten year periods, or fractional period thereof starting on the date a fund commenced operations. The table also shows values from the date of inception of a Fund. Returns of less than 1 year are not annualized. Each of the periods shown ended December 31, 2001.

     Although the Revolution Value and Wealthbuilder contracts did not exist during all the periods shown, we have adjusted the returns of the variable investment options by the contracts' asset-based charge.

     PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

REVOLUTION ACCESS CONTRACTS

   ---------------------------------------------------------------------------------------------------------------------
                                      For the        For the        For the        For the         From
                                   1 Year Period  3 Year Period  5 Year Period  10 Year Period  Inception     Date of
                                       Ended          Ended          Ended          Ended       of Fund to   Inception
    Variable Investment Option*      12/31/02       12/31/02       12/31/02        12/31/02      12/31/02    of Fund**
   ---------------------------------------------------------------------------------------------------------------------
   REVOLUTION ACCESS CONTRACTS:

   Equity Index                                                                      N/A                     04/30/1996

   Large Cap Value                                                                   N/A                     04/30/1996

   Large Cap Value CORE                                               N/A            N/A                     08/30/1999

   Large Cap Growth                                                                                          03/28/1986

   Large Cap Aggressive Growth                                        N/A            N/A                     08/30/1999

   Fundamental Value                                                  N/A            N/A                     08/30/1999

   Growth & Income                                                                                           08/28/1986

   Multi Cap Growth                                                                  N/A                     04/30/1996

   Fundamental Growth                                                 N/A            N/A                     08/30/1999

   Small/Mid Cap CORE                                                 N/A            N/A                     04/30/1998

   Small/Mid Cap Growth                                                              N/A                     05/05/1994

   Small Cap Equity                                                                  N/A                     04/30/1996

   Small Cap Value                                                    N/A            N/A                     08/30/1999

   Small Cap Growth                                                                  N/A                     04/30/1996

   VA Relative Value                                                  N/A            N/A                     01/02/1998

   AIM V.I. Premier Equity Fund                                                      N/A                     05/05/1993

   Fidelity VIP Growth                                                                                       10/09/1986

   Fidelity VIP Contrafund                                                           N/A                     01/03/1995

   MFS Investors Growth Stock                                                        N/A                     05/03/1995

   MFS Research                                                                      N/A                     07/26/1995

   MFS New Discovery                                                  N/A            N/A                     04/29/1998

   International Equity Index                                                                                05/05/1988

   International Opportunites                                                        N/A                     04/30/1996

   Fidelity VIP Overseas Equity                                                                              01/28/1987

   Emerging Markets Equity                                            N/A            N/A                     04/30/1998

   Janus Aspen Worldwide Growth                                       N/A            N/A                     12/31/1999

   Real Estate Equity                                                                                        05/16/1988

   Health Sciences                                     N/A            N/A            N/A                     04/27/2001

   VA Financial Industries                                                           N/A                     04/29/1997
   ---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                   For the        For the        For the        For the         From
                                1 Year Period  3 Year Period  5 Year Period  10 Year Period  Inception     Date of
                                    Ended          Ended          Ended          Ended       of Fund to   Inception
 Variable Investment Option*      12/31/02       12/31/02       12/31/02        12/31/02      12/31/02    of Fund**
---------------------------------------------------------------------------------------------------------------------
REVOLUTION ACCESS CONTRACTS-
 CONTINUED:

VA Technology                                       N/A            N/A            N/A                     04/28/2000

Managed                                                                                                   08/28/1986

Global Balanced                                                                   N/A                     04/30/1996

Short-Term Bond                                                                   N/A                     05/01/1994

Bond Index                                                         N/A            N/A                     04/30/1998

Active Bond                                                                                               06/02/1980

VA Strategic Income                                                               N/A                     08/29/1996

High Yield Bond                                                    N/A            N/A                     04/30/1998

Global Bond                                                                       N/A                     04/30/1996

Money Market                                                                                              03/28/1986

AIM V.I. Growth                                                                   N/A                     05/05/1993

VA Sovereign Investors                                                            N/A                     08/29/1996

International Opportunity B                                        N/A            N/A                     08/30/1999

Templeton International                                                           N/A                     05/21/1997

Templeton Development Markets                                                     N/A                     05/21/1997

Brandes International Equity                                                      N/A                     01/08/1996

Turner Core Growth                                                                N/A                     01/08/1996

Frontier Capital Appreciation                                                     N/A                     01/08/1996

Clifton Enhanced US Equity                                                        N/A                     06/30/1997
---------------------------------------------------------------------------------------------------------------------

    * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

    ** or since inception of a precessor to the applicable fund.

---------------------------------------------------------------------------------------------------------------------
                                   For the        For the        For the         For the         From
                                1 Year Period  3 Year Period  5 Year Period  10 Year Period   Inception    Date of
                                    Ended          Ended          Ended          Ended       of Fund to   Inception
 Variable Investment Option*      12/31/02       12/31/02       12/31/02        12/31/02      12/31/02    of Fund**
---------------------------------------------------------------------------------------------------------------------
REVOLUTION EXTRA CONTRACTS

Equity Index                                                                      N/A                     04/30/1996

Large Cap Value                                                                   N/A                     04/30/1996

Large Cap Value CORE                                               N/A            N/A                     08/30/1999

Large Cap Growth                                                                                          03/28/1986

Large Cap Aggressive Growth                                        N/A            N/A                     08/30/1999

Fundamental Value                                                  N/A            N/A                     08/30/1999

Growth and Income                                                                                         08/28/1986

Multi Cap Growth                                                                  N/A                     04/30/1996

Fundamental Growth                                                 N/A            N/A                     08/30/1999

Small/Mid Cap CORE                                                 N/A            N/A                     04/30/1998

Small/Mid Cap Growth                                                              N/A                     05/05/1994

Small Cap Equity                                                                  N/A                     04/30/1996

Small Cap Value                                                    N/A            N/A                     08/30/1999

Small Cap Growth                                                                  N/A                     04/30/1996

VA Relative Value                                                  N/A            N/A                     01/02/1998

AIM V.I. Premier Equity Fund                                                      N/A                     05/05/1993

Fidelity VIP Growth                                                                                       10/09/1986

Fidelity VIP Contrafund                                                           N/A                     01/03/1995

MFS Investors Growth Stock                                                        N/A                     05/03/1995

MFS Research                                                                      N/A                     07/26/1995

MFS New Discovery                                                  N/A            N/A                     04/29/1998

International Equity Index                                                                                05/05/1988

International Opportunites                                                        N/A                     04/30/1996

Fidelity VIP Overseas Equity                                                                              01/28/1987

Emerging Markets Equity                                            N/A            N/A                     04/30/1998

Janus Aspen Worldwide Growth                                       N/A            N/A                     12/31/1999

Real Estate Equity                                                                                        05/16/1988

Health Sciences                                     N/A            N/A            N/A                     04/27/2001

VA Financial Industries                                                           N/A                     04/29/1997
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                   For the        For the        For the        For the         From
                                1 Year Period  3 Year Period  5 Year Period  10 Year Period  Inception     Date of
                                    Ended          Ended          Ended          Ended       of Fund to   Inception
 Variable Investment Option*      12/31/02       12/31/02       12/31/02        12/31/02      12/31/02    of Fund**
---------------------------------------------------------------------------------------------------------------------
REVOLUTION EXTRA CONTRACTS-
 CONTINUED

VA Technology                                       N/A            N/A            N/A                     04/28/2000

Managed                                                                                                   08/28/1986

Global Balanced                                                                   N/A                     04/30/1996

Short-Term Bond                                                                   N/A                     05/01/1994

Bond Index                                                         N/A            N/A                     04/30/1998

Active Bond                                                                                               06/02/1980

VA Strategic Income                                                               N/A                     08/29/1996

High Yield Bond                                                    N/A            N/A                     04/30/1998

Global Bond                                                                       N/A                     04/30/1996

Money Market                                                                                              03/28/1986

AIM V.I. Growth                                                                   N/A                     05/05/1993

VA Sovereign Investors                                                            N/A                     08/29/1996

International Opportunity B                                        N/A            N/A                     08/30/1999

Templeton International                                                           N/A                     05/21/1997

Templeton Development Markets                                                     N/A                     05/21/1997

Brandes International Equity                                                      N/A                     01/08/1996

Turner Core Growth                                                                N/A                     01/08/1996

Frontier Capital Appreciation                                                     N/A                     01/08/1996

Clifton Enhanced US Equity                                                        N/A                     06/30/1997
---------------------------------------------------------------------------------------------------------------------

     * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

     ** or since inception of a predecessor to the applicable fund.

--------------------------------------------------------------------------------------------------------------------------------
                                              For the        For the        For the        For the         From
                                           1 Year Period  3 Year Period  5 Year Period  10 Year Period  Inception     Date of
                                               Ended          Ended          Ended          Ended       of Fund to   Inception
       Variable Investment Option*           12/31/02       12/31/02       12/31/02        12/31/02      12/31/02    of Fund**
--------------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE CONTRACTS:

Equity Index                                                                                 N/A                     04/30/1996

Large Cap Value                                                                              N/A                     04/30/1996

Large Cap Value CORE                                                          N/A            N/A                     08/30/1999

Large Cap Growth                                                                                                     03/28/1986

Large Cap Aggressive Growth                                                   N/A            N/A                     08/30/1999

Fundamental Value                                                             N/A            N/A                     08/30/1999

Growth & Income                                                                                                      08/28/1986

Multi Cap Growth                                                                             N/A                     04/30/1996

Fundamental Growth                                                            N/A            N/A                     08/30/1999

Small/Mid Cap CORE                                                            N/A            N/A                     04/30/1998

Small/Mid Cap Growth                                                                         N/A                     05/05/1994

Small Cap Equity                                                                             N/A                     04/30/1996

Small Cap Value                                                               N/A            N/A                     08/30/1999

Small Cap Growth                                                                             N/A                     04/30/1996

VA Relative Value                                                             N/A            N/A                     01/02/1998

AIM V.I. Premier Equity Fund                                                                 N/A                     05/05/1993

AIM V.I. Capital Development

Fidelity VIP Growth - Svc Cl                                                                                         10/09/1986

Fidelity VIP Contrafund - Svc Cl                                                             N/A                     01/03/1995

MFS Investors Growth Stock - Initial Cl                                                      N/A                     05/03/1995

MFS Research - Inital Cl                                                                     N/A                     07/26/1995

MFS New Discovery - Initial Cl                                                N/A            N/A                     04/29/1998

International Equity Index                                                                                           05/05/1988

International Opportunites                                                                   N/A                     04/30/1996

Fidelity VIP Overseas Equity - Svc Cl                                                                                 1/28/1987

Emerging Markets Equity                                                       N/A            N/A                      4/30/1998

Janus Aspen Worldwide Growth                                                  N/A            N/A                     12/31/1999

Real Estate Equity                                                                                                    5/16/1988

Health Sciences                                                N/A            N/A            N/A                      4/27/2001

VA Financial Industries                                                                      N/A                      4/29/1997

VA Technology                                                  N/A            N/A            N/A                      4/28/2000
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                               For the        For the        For the         For the       From
                                            1 Year Period  3 Year Period  5 Year Period  10 Year Period  Inception     Date of
                                                Ended          Ended          Ended          Ended       of Fund to   Inception
 Variable Investment Option*                  12/31/02       12/31/02       12/31/02        12/31/02      12/31/02    of Fund**
---------------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE CONTRACTS - CONTINUED:

Managed                                                                                                               8/28/1986

Global Balanced                                                                              N/A                      4/30/1996

Short-Term Bond                                                                              N/A                      5/01/1994

Bond Index                                                                    N/A            N/A                      4/30/1998

Active Bond                                                                                                           6/02/1980

VA Strategic Income                                                                          N/A                      8/29/1996

High Yield Bond                                                               N/A            N/A                      4/30/1998

Global Bond                                                                                  N/A                      4/30/1996

Money Market                                                                                                          3/28/1986

AIM V.I. Growth                                                                              N/A                      5/05/1993

VA Sovereign Investors                                                                       N/A                      8/29/1996

International Opportunity B                                                   N/A            N/A                      8/30/1999

Templeton International                                                                      N/A                      5/21/1997

Templeton Development Markets                                                                N/A                      5/21/1997

Brandes International Equity                                                                 N/A                      1/08/1996

Turner Core Growth                                                                           N/A                      1/08/1996

Frontier Capital Appreciation                                                                N/A                      1/08/1996

Clifton Enhanced US Equity                                                                   N/A                      6/30/1997
--------------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE II - VALUE PLAN A CONTRACTS:

Equity Index                                    N/A            N/A            N/A            N/A           N/A       04/30/1996

Large Cap Value                                 N/A            N/A            N/A            N/A           N/A       04/30/1996

Large Cap Value CORE                            N/A            N/A            N/A            N/A           N/A       08/30/1999

Large Cap Growth                                N/A            N/A            N/A            N/A           N/A       03/28/1986

Large Cap Aggressive Growth                     N/A            N/A            N/A            N/A           N/A       08/30/1999

Fundamental Value                               N/A            N/A            N/A            N/A           N/A       08/30/1999

Growth & Income                                 N/A            N/A            N/A            N/A           N/A       08/28/1986

Multi Cap Growth                                N/A            N/A            N/A            N/A           N/A       04/30/1996

Fundamental Growth                              N/A            N/A            N/A            N/A           N/A       08/30/1999

Small/Mid Cap CORE                              N/A            N/A            N/A            N/A           N/A       04/30/1998

Small/Mid Cap Growth                            N/A            N/A            N/A            N/A           N/A       05/05/1994

Small Cap Equity                                N/A            N/A            N/A            N/A           N/A       04/30/1996

Small Cap Value                                 N/A            N/A            N/A            N/A           N/A       08/30/1999

Small Cap Growth                                N/A            N/A            N/A            N/A           N/A       04/30/1996

VA Relative Value                               N/A            N/A            N/A            N/A           N/A       01/02/1998
--------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                      For the        For the        For the        For the         From
                                   1 Year Period  3 Year Period  5 Year Period  10 Year Period  Inception     Date of
                                       Ended          Ended          Ended          Ended       of Fund to   Inception
 Variable Investment Option*         12/31/02       12/31/02       12/31/02        12/31/02      12/31/02    of Fund**
-----------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE II - VALUE PLAN A
 CONTRACTS -
 CONTINUED:

AIM V.I. Premier Equity Fund           N/A            N/A            N/A            N/A           N/A       05/05/1993

AIM V.I. Capital Development           N/A            N/A            N/A            N/A           N/A

Fidelity VIP Growth - Svc Cl           N/A            N/A            N/A            N/A           N/A       10/09/1986

Fidelity VIP Contrafund - Svc Cl       N/A            N/A            N/A            N/A           N/A       01/03/1995

MFS Investors Growth Stock -
 Initial Cl                            N/A            N/A            N/A            N/A           N/A       05/03/1995

MFS Research -Inital Cl                N/A            N/A            N/A            N/A           N/A       07/26/1995

MFS New Discovery - Initial Cl         N/A            N/A            N/A            N/A           N/A       04/29/1998

International Equity Index             N/A            N/A            N/A            N/A           N/A       05/05/1988

International Opportunites             N/A            N/A            N/A            N/A           N/A       04/30/1996

Fidelity VIP Overseas Equity -
 Svc Cl                                N/A            N/A            N/A            N/A           N/A        1/28/1987

Emerging Markets Equity                N/A            N/A            N/A            N/A           N/A        4/30/1998

Janus Aspen Worldwide Growth           N/A            N/A            N/A            N/A           N/A       12/31/1999

Real Estate Equity                     N/A            N/A            N/A            N/A           N/A        5/16/1988

Health Sciences                        N/A            N/A            N/A            N/A           N/A        4/27/2001

VA Financial Industries                N/A            N/A            N/A            N/A           N/A        4/29/1997

VA Technology                          N/A            N/A            N/A            N/A           N/A        4/28/2000

Managed                                N/A            N/A            N/A            N/A           N/A        8/28/1986

Global Balanced                        N/A            N/A            N/A            N/A           N/A        4/30/1996

Short-Term Bond                        N/A            N/A            N/A            N/A           N/A        5/01/1994

Bond Index                             N/A            N/A            N/A            N/A           N/A        4/30/1998

Active Bond                            N/A            N/A            N/A            N/A           N/A        6/02/1980

VA Strategic Income                    N/A            N/A            N/A            N/A           N/A        8/29/1996

High Yield Bond                        N/A            N/A            N/A            N/A           N/A        4/30/1998

Global Bond                            N/A            N/A            N/A            N/A           N/A        4/30/1996

Money Market                           N/A            N/A            N/A            N/A           N/A        3/28/1986

AIM V.I. Growth                        N/A            N/A            N/A            N/A           N/A        5/05/1993

VA Sovereign Investors                 N/A            N/A            N/A            N/A           N/A        8/29/1996

International Opportunity B            N/A            N/A            N/A            N/A           N/A        8/30/1999

Templeton International                N/A            N/A            N/A            N/A           N/A        5/21/1997

Templeton Development Markets          N/A            N/A            N/A            N/A           N/A        5/21/1997
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                       For the        For the        For the        For the         From
                                    1 Year Period  3 Year Period  5 Year Period  10 Year Period  Inception     Date of
                                        Ended          Ended          Ended          Ended       of Fund to   Inception
 Variable Investment Option*          12/31/02       12/31/02       12/31/02        12/31/02      12/31/02    of Fund**
-----------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE II - VALUE PLAN A
 CONTRACTS -
 CONTINUED:

Brandes International Equity            N/A             N/A            N/A            N/A           N/A       1/08/1996

Turner Core Growth                      N/A             N/A            N/A            N/A           N/A       1/08/1996

Frontier Capital Appreciation           N/A             N/A            N/A            N/A           N/A       1/08/1996

Clifton Enhanced US Equity              N/A             N/A            N/A            N/A           N/A       6/30/1997
-----------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE II - VALUE PLAN B CONTRACTS:

Equity Index                            N/A             N/A            N/A            N/A           N/A      04/30/1996

Large Cap Value                         N/A             N/A            N/A            N/A           N/A      04/30/1996

Large Cap Value CORE                    N/A             N/A            N/A            N/A           N/A      08/30/1999

Large Cap Growth                        N/A             N/A            N/A            N/A           N/A      03/28/1986

Large Cap Aggressive Growth             N/A             N/A            N/A            N/A           N/A      08/30/1999

Fundamental Value                       N/A             N/A            N/A            N/A           N/A      08/30/1999

Growth & Income                         N/A             N/A            N/A            N/A           N/A      08/28/1986

Multi Cap Growth                        N/A             N/A            N/A            N/A           N/A      04/30/1996

Fundamental Growth                      N/A             N/A            N/A            N/A           N/A      08/30/1999

Small/Mid Cap CORE                      N/A             N/A            N/A            N/A           N/A      04/30/1998

Small/Mid Cap Growth                    N/A             N/A            N/A            N/A           N/A      05/05/1994

Small Cap Equity                        N/A             N/A            N/A            N/A           N/A      04/30/1996

Small Cap Value                         N/A             N/A            N/A            N/A           N/A      08/30/1999

Small Cap Growth                        N/A             N/A            N/A            N/A           N/A      04/30/1996

VA Relative Value                       N/A             N/A            N/A            N/A           N/A      01/02/1998

AIM V.I. Premier Equity Fund            N/A             N/A            N/A            N/A           N/A      05/05/1993

AIM V.I. Capital Development            N/A             N/A            N/A            N/A           N/A

Fidelity VIP Growth - Svc Cl            N/A             N/A            N/A            N/A           N/A      10/09/1986

Fidelity VIP Contrafund - Svc Cl        N/A             N/A            N/A            N/A           N/A      01/03/1995

MFS Investors Growth Stock -
 Initial Cl                             N/A             N/A            N/A            N/A           N/A      05/03/1995

MFS Research -Inital Cl                 N/A             N/A            N/A            N/A           N/A      07/26/1995

MFS New Discovery - Initial Cl          N/A             N/A            N/A            N/A           N/A      04/29/1998

International Equity Index              N/A             N/A            N/A            N/A           N/A      05/05/1988

International Opportunites              N/A             N/A            N/A            N/A           N/A      04/30/1996

Fidelity VIP Overseas Equity -
 Svc Cl                                 N/A             N/A            N/A            N/A           N/A       1/28/1987

Emerging Markets Equity                 N/A             N/A            N/A            N/A           N/A       4/30/1998

Janus Aspen Worldwide Growth            N/A             N/A            N/A            N/A           N/A      12/31/1999

Real Estate Equity                      N/A             N/A            N/A            N/A           N/A       5/16/1988

Health Sciences                         N/A             N/A            N/A            N/A           N/A       4/27/2001

VA Financial Industries                 N/A             N/A            N/A            N/A           N/A       4/29/1997

VA Technology                           N/A             N/A            N/A            N/A           N/A       4/28/2000

Managed                                 N/A             N/A            N/A            N/A           N/A       8/28/1986

Global Balanced                         N/A             N/A            N/A            N/A           N/A       4/30/1996

Short-Term Bond                         N/A             N/A            N/A            N/A           N/A       5/01/1994

Bond Index                              N/A             N/A            N/A            N/A           N/A       4/30/1998

Active Bond                             N/A             N/A            N/A            N/A           N/A       6/02/1980

VA Strategic Income                     N/A             N/A            N/A            N/A           N/A       8/29/1996

High Yield Bond                         N/A             N/A            N/A            N/A           N/A       4/30/1998

Global Bond                             N/A             N/A            N/A            N/A           N/A       4/30/1996

Money Market                            N/A             N/A            N/A            N/A           N/A       3/28/1986

AIM V.I. Growth                         N/A             N/A            N/A            N/A           N/A       5/05/1993

VA Sovereign Investors                  N/A             N/A            N/A            N/A           N/A       8/29/1996

International Opportunity B             N/A             N/A            N/A            N/A           N/A       8/30/1999

Templeton International                 N/A             N/A            N/A            N/A           N/A       5/21/1997

Templeton Development Markets           N/A             N/A            N/A            N/A           N/A       5/21/1997

Brandes International Equity            N/A             N/A            N/A            N/A           N/A       1/08/1996

Turner Core Growth                      N/A             N/A            N/A            N/A           N/A       1/08/1996

Frontier Capital Appreciation           N/A             N/A            N/A            N/A           N/A       1/08/1996

Clifton Enhanced US Equity              N/A             N/A            N/A            N/A           N/A       6/30/1997

WEALTHBUILDER
CONTRACTS:

Alliance Growth & Income                                               N/A            N/A                      6/1/1999

Lord Abbett Growth & Income                                                                                  12/11/1989

HSBC Growth & Income                                    N/A            N/A            N/A                     5/25/2000

Growth and Income                                                                                             8/28/1986

VA Relative Value                                                      N/A            N/A                      1/2/1998

MFS Research - Svc Cl                                   N/A            N/A            N/A                      5/1/2000

Putnam VT Investors                                                    N/A            N/A                     4/30/1998

Fidelity VIP Growth - Svc Cl 2                                                                                10/9/1986

Oppenheimer Capital Apprec                              N/A            N/A            N/A                     9/17/2001

Alliance Premier Growth                                                N/A            N/A                     7/14/1999

Mutual Shares Securities                                               N/A            N/A                      1/6/1999

Lord Abbett Mid Cap Value                                              N/A            N/A                     9/15/1999

Dreyfus MidCap Stock                                    N/A            N/A            N/A                    12/29/2000

MFS Mid Cap Growth - Svc Cl                             N/A            N/A            N/A                      5/1/2000

Putnam VT Vista                                                                       N/A                      1/2/1997

Delaware VIP Small Cap Val                              N/A            N/A            N/A                     4/28/2000

Dreyfus Emerging Leaders                                N/A            N/A            N/A                    12/29/2000

Delaware VIP Trend                                      N/A            N/A            N/A                     4/28/2000

Franklin Small Cap                                                     N/A            N/A                      1/6/1999

MFS New Discovery - Svc Cl                              N/A            N/A            N/A                      5/1/2000

Fidelity VIP Overseas - Svc Cl 2                                                                              1/28/1987

Putnam VT International Growth                                         N/A            N/A                      1/2/1997

HSBC Var Fixed Income                                   N/A            N/A            N/A                     5/25/2000
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                   For the        For the        For the        For the         From
                                1 Year Period  3 Year Period  5 Year Period  10 Year Period  Inception     Date of
                                    Ended          Ended          Ended          Ended       of Fund to   Inception
 Variable Investment Option*      12/31/02       12/31/02       12/31/02        12/31/02      12/31/02    of Fund**
--------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER
CONTRACTS - CONTINUED:

Active Bond                                                                                                 6/2/1980

Franklin US Government                                              N/A            N/A                      1/6/1999

Putnam VT American
  Government Inc                                     N/A            N/A            N/A                     1/31/2000

HSBC Var Cash
  Management                                         N/A            N/A            N/A                     5/25/2000

WEALTHBUILDER II
CONTRACTS:

Alliance Growth & Income                                            N/A            N/A                      6/1/1999

Lord Abbett Growth & Income                                                                               12/11/1989

HSBC Growth & Income                                 N/A            N/A            N/A                     5/25/2000

Growth and Income                                                                                          8/28/1986

VA Relative Value                                                   N/A            N/A                      1/2/1998

MFS Research - Svc Cl                                N/A            N/A            N/A                      5/1/2000

Putnam VT Investors                                                 N/A            N/A                     4/30/1998

Fidelity VIP Growth - Svc Cl 2                                                                             10/9/1986

Oppenheimer Capital Apprec                           N/A            N/A            N/A                     9/17/2001

Alliance Premier Growth                                             N/A            N/A                     7/14/1999

Mutual Shares Securities                                            N/A            N/A                      1/6/1999

Lord Abbett Mid Cap Value                                           N/A            N/A                     9/15/1999

Dreyfus MidCap Stock                                 N/A            N/A            N/A                    12/29/2000

MFS Mid Cap Growth - Svc Cl                          N/A            N/A            N/A                      5/1/2000

Putnam VT Vista                                                                    N/A                      1/2/1997

Delaware VIP Small Cap Val                           N/A            N/A            N/A                     4/28/2000

Dreyfus Emerging Leaders                             N/A            N/A            N/A                    12/29/2000

Delaware VIP Trend                                   N/A            N/A            N/A                     4/28/2000

Franklin Small Cap                                                  N/A            N/A                      1/6/1999

MFS New Discovery - Svc Cl                           N/A            N/A            N/A                      5/1/2000

Fidelity VIP Overseas - Svc Cl 2                                                                           1/28/1987

Putnam VT International Growth                                      N/A            N/A                      1/2/1997

HSBC Var Fixed Income                                N/A            N/A            N/A                     5/25/2000

Active Bond                                                                                                 6/2/1980

Franklin US Government                                              N/A            N/A                      1/6/1999

Putnam VT American
  Government Inc                                     N/A            N/A            N/A                     1/31/2000

HSBC Var Cash
  Management                                         N/A            N/A            N/A                     5/25/2000
--------------------------------------------------------------------------------------------------------------------

    Table of Non-Standardized Performance for Contracts With Initial Premium
                          Payment of Less Than $250,000

----------------------------------------------------------------------------------------------------------------------------
                                   For the          For the          For the          For the          From
                                1 Year Period    3 Year Period    5 Year Period    10 Year Period   Inception     Date of
                                    Ended            Ended            Ended            Ended        of Fund to   Inception
 Variable Investment Option*       12/31/02        12/31/02         12/31/02          12/31/02       12/31/02    of Fund**
----------------------------------------------------------------------------------------------------------------------------
PATRIOT
 CONTRACTS:

Equity Index                                                                            N/A                      04/30/1996

Large Cap Value                                                                         N/A                      04/30/1996

Large Cap Growth                                                                                                 03/28/1986

Growth and Income                                                                                                03/28/1986

Fundamental Value                                                      N/A              N/A                      08/30/1999

Multi Cap Growth                                                                        N/A                      04/30/1996

Fundamental Growth                                                     N/A              N/A                      08/30/1999

Small/Mid Cap CORE                                                     N/A              N/A                      04/30/1998

Small Cap Equity                                                                        N/A                      04/30/1996

Small Cap Growth                                                                        N/A                      04/30/1996

VA Sovereign Investors                                                                  N/A                      08/29/1996

VA Relative Value                                                      N/A              N/A                      01/02/1998

International Equity Index                                                                                       05/05/1988

International Opportunites                                                              N/A                      04/30/1996

Emerging Markets Equity                                                N/A              N/A                      04/30/1998

Real Estate Equity                                                                                               05/16/1988

VA Financial Industries                                                                 N/A                      04/29/1997

Managed                                                                                                          03/28/1986

Global Balanced                                                                         N/A                      04/30/1996

Short-Term Bond                                                                         N/A                      05/01/1994

Bond Index                                                             N/A              N/A                      04/30/1998

Active Bond                                                                                                      03/28/1986

VA Strategic Income                                                                     N/A                      08/29/1996

High Yield Bond                                                        N/A              N/A                      04/30/1998

Global Bond                                                                             N/A                      04/30/1996

Money Market                                                                                                     03/28/1986
----------------------------------------------------------------------------------------------------------------------------

    Table of Non-Standardized Performance for Contracts With Initial Premium
                            Payment $250,000 or More

----------------------------------------------------------------------------------------------------------------------------
                                   For the          For the          For the          For the          From
                                1 Year Period    3 Year Period    5 Year Period    10 Year Period   Inception     Date of
                                    Ended            Ended            Ended            Ended        of Fund to   Inception
 Variable Investment Option*       12/31/02        12/31/02         12/31/02          12/31/02       12/31/02    of Fund**
----------------------------------------------------------------------------------------------------------------------------
PATRIOT
 CONTRACTS:

Equity Index                                                                            N/A                      04/30/1996

Large Cap Value                                                                         N/A                      04/30/1996

Large Cap Growth                                                                                                 03/28/1986

Growth and Income                                                                                                03/28/1986

Fundamental Value                                                      N/A              N/A                      08/30/1999

Multi Cap Growth                                                                        N/A                      04/30/1996

Fundamental Growth                                                     N/A              N/A                      08/30/1999

Small/Mid Cap CORE                                                     N/A              N/A                      04/30/1998

Small Cap Equity                                                                        N/A                      04/30/1996

Small Cap Growth                                                                        N/A                      04/30/1996

VA Sovereign Investors                                                                  N/A                      08/29/1996

VA Relative Value                                                      N/A              N/A                      01/02/1998

International Equity Index                                                                                       05/05/1988

International Opportunites                                                              N/A                      04/30/1996

Emerging Markets Equity                                                N/A              N/A                      04/30/1998

Real Estate Equity                                                                                               05/16/1988

VA Financial Industries                                                                 N/A                      04/29/1997

Managed                                                                                                          03/28/1986

Global Balanced                                                                         N/A                      04/30/1996

Short-Term Bond                                                                         N/A                      05/01/1994

Bond Index                                                             N/A              N/A                      04/30/1998

Active Bond                                                                                                      03/28/1986

VA Strategic Income                                                                     N/A                      08/29/1996

High Yield Bond                                                        N/A              N/A                      04/30/1998

Global Bond                                                                             N/A                      04/30/1996

Money Market                                                                                                     03/28/1986
----------------------------------------------------------------------------------------------------------------------------

    Table of Non-Standardized Performance for Contracts With Initial Premium
                         Payments of Less Than $250,000

-------------------------------------------------------------------------------------------------------------------------
                                   For the        For the        For the        For the
                                1 Year Period  3 Year Period  5 Year Period  10 Year Period  From Inception     Date of
                                    Ended          Ended          Ended          Ended         of Fund to      Inception
 Variable Investment Option*      12/31/02       12/31/02       12/31/02        12/31/02        12/31/02        of Fund
-------------------------------------------------------------------------------------------------------------------------
DECLARATION CONTRACTS:

Equity Index                                                                     N/A                           04/30/1996

Growth and Income                                                                                              03/28/1986

Fundamental Growth                                                N/A            N/A                           08/30/1999

Small Cap Growth                                                                 N/A                           04/30/1996

VA Sovereign Investors                                                           N/A                           08/29/1996

VA Relative Value                                                 N/A            N/A                           01/02/1998

International Opportunities B                                     N/A            N/A                           08/30/1999

VA Financial Industries                                                          N/A                           04/29/1997

Active Bond                                                                                                    03/28/1986

VA Strategic Income                                                              N/A                           08/29/1996

Money Market                                                                                                   03/28/1986
-------------------------------------------------------------------------------------------------------------------------

   * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

    Table of Non-Standardized Performance for Contracts With Initial Premiums
                            Payments $250,000 or More

-------------------------------------------------------------------------------------------------------------------------
                                   For the        For the        For the         For the
                                1 Year Period  3 Year Period  5 Year Period  10 Year Period  From Inception     Date of
                                    Ended          Ended          Ended          Ended         of Fund to      Inception
 Variable Investment Option*      12/31/02       12/31/02        12/31/0        12/31/02        12/31/02        of Fund
-------------------------------------------------------------------------------------------------------------------------
DECLARATION CONTRACTS:

Equity Index                                                                      N/A                          04/30/1996

Growth and Income                                                                                              03/28/1986

Fundamental Growth                                                 N/A            N/A                          08/30/1999

Small Cap Growth                                                                  N/A                          04/30/1996

VA Sovereign Investors                                                            N/A                          08/29/1996

VA Relative Value                                                  N/A            N/A                          01/02/1998

International Opportunities B                                      N/A            N/A                          08/30/1999

VA Financial Industries                                                           N/A                          04/29/1997

Active Bond                                                                                                    03/28/1986

VA Strategic Income                                                               N/A                          08/29/1996

Money Market                                                                                                   03/28/1986
-------------------------------------------------------------------------------------------------------------------------

 * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

Other Performance Information

     You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

     We also use Ibottson and Associates, CDA Weisenberger, and F.C. Towers for comparison purposes, as well as the Russell and Wilshire indexes. We may also use performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's and Barron's. Such performance figures are calculated in accordance with standardized methods established by each reporting service.

                         CALCULATION OF ANNUITY PAYMENTS

CALCULATION OF ANNUITY UNITS

     We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option.
 Each variable investment option has its own annuity unit with its own annuity unit value.

     The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

     To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

  For each variable investment option, we THEN divide:


                    ----------------------------------------
                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000
                    ----------------------------------------

 and multiply the result by

                    ----------------------------------------
                      the applicable annuity purchase rate
                      set forth in the contract and
                                   reflecting

                      (1) the age and, possibly, sex of the
                                    payee and

                      (2) the assumed investment rate
                                (discussed below)
                    ----------------------------------------

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

                      ------------------------------------
                       the amount of the initial monthly
                         variable annuity payment from
                          that variable annuity option

                                       BY

                         the annuity unit value of that
                        variable investment option as of
                         10 calendar days prior to the
                        date the initial payment is due
                      ------------------------------------

   For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.


                          4000.000 x 12.000000 x 5.47
                          ---------------------------
                                     1,000


   If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

ANNUITY UNIT VALUES

     The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

     We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

(1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

(2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be 0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

     The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

     The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

              ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES

     The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

NET INVESTMENT RATE

     For any period, the net investment rate for a variable investment option equals

(1) the percentage total investment return of the corresponding Fund for that period (assuming reinvestment of all dividends and other distributions from the Fund), less

(2) for each calendar day in the period, a deduction of 0.003425% or 0.003151% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

(3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

ADJUSTMENT OF UNITS AND VALUES

     We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

HYPOTHETICAL EXAMPLES ILLUSTRATING THE CALCULATION OF ACCUMULATION UNIT VALUES AND ANNUITY UNIT VALUES

     Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $137.00 assuming a one day period. The $137.00 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00003425. By substituting in the first formula above, the net investment rate is equal to $3863.00 ($2000 + $3000 - $1000 -$137.00) divided by $4,000,000 or 0.0009658.

     Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be $11.250000 x (1 + .0009658) or $11.260865. The value of an annuity unit at the end of the period would be $1.0850000 x (1. + .0009658) x .999905754 or
$1.085946. The final figure, .999905754, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                    PURCHASES AND REDEMPTIONS OF FUND SHARES

     John Hancock purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Trusts, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

     On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Trust share for each fund determined on that same date.

                                  THE ACCOUNT

     In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by John Hancock to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

                            DELAY OF CERTAIN PAYMENTS

     Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

(1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

(2)  when trading on that Exchange is restricted;

(3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

(4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

     We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

     We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                        LIABILITY FOR TELEPHONE TRANSFERS

     If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

..    requiring personal identification,

..    tape recording calls, and

..    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                                VOTING PRIVILEGES

  Here's the formula we use to determine the number of fund shares as to which you may give instructions:

                     --------------------------------------
                            the total value of your
                         accumulation units value in a
                           variable investment option

                                   DIVIDED BY

                       the net asset value of 1 share of
                             the corresponding fund
                     --------------------------------------

     At a shareholders' meeting, you may give instructions regarding:

     (1) the election of a Board of Trustees,

     (2) the ratification of the selection of independent auditors,

     (3) the approval of a Series Fund's investment management agreements,

     (4) and other matters requiring a vote under the 1940 Act.

     The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

     We will furnish you information and forms so that you may give voting instructions.

     We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

     We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS.

1.     Condensed Financial Information, to be filed by post-effective amendment.

2. Statement of Assets and Liabilities, John Hancock Variable Annuity Account H, to be filed by post-effective amendment.

3. Statement of Operations, John Hancock Variable Annuity Account H, to be filed by post-effective amendment.

4. Statement of Changes in Net Assets, John Hancock Variable Annuity Account H, to be filed by post-effective amendment.

5. Notes to Financial Statements, John Hancock Variable Annuity Account H, to be filed by post-effective amendment.

6. Statement of Financial Position, John Hancock Life Insurance Company, to be filed by post-effective amendment.

7. Summary of Operations and Unassigned Deficit, John Hancock Life Insurance Company, to be filed by post-effective amendment.

8. Statement of Cash Flows, John Hancock Life Insurance Company, to be filed by post-effective amendment.

9. Notes to Financial Statements, John Hancock Life Insurance Company, to be filed by post-effective amendment.

(B) EXHIBITS:

1. John Hancock Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account H, dated April 8, 1996; incorporated herein by reference to the Registrant's Registration Statement, filed with the Commission on July 18, 1996.

2.     Not Applicable.

3. (a) Form of Distribution and Servicing Agreement by Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

   (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4. (a) Reserved

   (b) Reserved

   (c) Form of deferred combination fixed and variable annuity contract Filed to this File on August 9, 1999.

   (d) Form of waiver of withdrawal charge rider Filed to this File on August 9, 1999.

   (e) Form of guaranteed retirement income benefit rider Filed to this File on August 9, 1999.

   (f) Form of death benefit enhancement rider Filed to this File on August 9, 1999.

   (g) Form of accumulated value enhancement rider Filed to this File on August 9, 1999.

   (h) Form of death benefit enhancement rider for Revolution Value II Variable Annuity Contracts, filed herewith.

   (i) Form of Guaranteed Retirement Income Benefit rider for Revolution Value II Variable Annuity Contracts, filed herewith.

   (j) Form of Highest Anniversary Value Death Benefit rider for Revolution Value II Variable Annuity Contracts, filed herewith.

   (k) Form of Flexible premium deferred variable annuity contract for Revolution Value II Variable Annuity, filed herewith.

5. Form of contract application, incorporated by reference to Pre-Effective Amendment No. 1 to File No. 333-81103, filed on Form N-4 on August 9, 1999.

6. (a) John Hancock Life Insurance Company's Restated Articles of Organization, are incorporated by reference from Form S-6 to Post-Effective Amendment No. 10 to File No. 333-76662, filed on March 7, 2001.

   (b) John Hancock's Articles of Amendment are incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-91448, filed on September 23, 2002.

   (c) John Hancock Life Insurance Company's Amended and Restated By-Laws are hereby incorporated by reference to the Annual Report filed on Form 10-K, file No. 333-45862, filed with the Commission on March 28, 2002.

7.     Not Applicable.

8. (a) Form of Participation Agreement is incorporated by reference to the initial registration statement to File No. 333-08345, filed on Form N-4 on July 18, 1996.

   (b) Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, and Investors Partner Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

   (c) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

   (d) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

   (e) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Mutual Life Insurance Company, and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

   (f) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Mutual Life Insurance Company and Certain Of Its Affiliated Insurance Companies, Each On Behalf Of Itself And Its Separate Accounts, and John Hancock Funds, Inc., filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

   (g) Participation Agreement between Janus Aspen Series, Janus Capital Corporation, and John Hancock Life Insurance Company, filed in Post-Effective Amendment No. 9 to File No. 33-64364 on November 1, 2000, is incorporated by reference.

9. Opinion and Consent of Counsel, incorporated by reference from Post-Effective Amendment No. 4 to the Registrant's Registration Statement, filed with the Commission on October 19, 2001.

10.(a) Representation of counsel, to be filed by post-effective amendment.

   (b) Consent of independent auditors, to be filed by post-effective amendment.

   (c) Power of attorney for David F. D'Alessandro, Foster L. Aborn, Wayne A. Budd, John M. Connors, Jr., John M. De Ciccio, Richard B. DeWolfe, Robert
       E. Fast, Thomas P. Glynn, Michael C. Hawley, Edward H. Linde, Judith A. McHale, R. Robert Popeo, Richard F. Syron and Robert J. Tarr are incorporated by reference to Post-Effective Amendment No. 2 to File No. 333-70734, filed on September 12, 2002.

11.    Not Applicable.

12.    Not Applicable.

13. Diagram of Subsidiaries of John Hancock Financial Services, Inc., John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company, are incorporated by reference from the annual report of John Hancock Financial Services, Inc. filed on Form 10K (File No. 1-15670) on March 26, 2002.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Directors                              Positions with the Depositor
----------                             ----------------------------
Foster L. Aborn                        Director
Wayne A. Budd                          Director, Executive Vice President and
                                       General Counsel, John Hancock
John M. Connors, Jr.                   Director
David F. D'Alessandro                  Chairman, President and Chief Executive Officer
Robert J. Davis                        Director
Richard B. DeWolfe                     Director
John M. De Ciccio                      Director, Executive Vice President and Chief
                                       Investment Officer
Robert E. Fast                         Director
Thomas P. Glynn                        Director
Michael C. Hawley                      Director
Edward H. Linde                        Director
Judith A. McHale                       Director
R. Robert Popeo                        Director
Richard F. Syron                       Director
Robert J. Tarr, Jr.                    Director

Executive Officers
------------------
Thomas E. Moloney                      Senior Executive Vice President and Chief Financial
                                       Officer
Derek Chilvers                         Executive Vice President, John Hancock, Chairman and
                                       Chief Executive Officer of John Hancock International
                                       Holdings, Inc.
Michael Bell                           Senior Executive Vice President
James M. Benson                        Senior Executive Vice President
Maureen R. Ford                        Executive Vice President
James E. Collins                       Vice President and Corporate Secretary
Robert F. Walters                      Executive Vice President and Chief Information Officer

The principal business address for each of the above-named directors and officers of John Hancock is John Hancock Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHLICO, operated as a unit investment trust. Registrant supports benefits payable under JHLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I and John Hancock Declaration Trust, (the "Trusts"), both of which are "series" types of mutual funds registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Registrant and other separate accounts of John Hancock and JHLICO own controlling interests of the Trusts' outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trusts are used, will have the opportunity to instruct John Hancock and JHLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHLICO directly controls Registrant.

A diagram of the subsidiaries of John Hancock is incorporated by reference from
Exhibit 13 to Post-Effective Amendment No. 5 to Form N-4 Registration Statement of John Hancock Variable Annuity Account H (File No. 333-08345) filed April 29, 1999.

ITEM 27.  NUMBER OF CONTRACT OWNERS

To be filed by post-effective amendment.

ITEM 28.  INDEMNIFICATION

Pursuant to Article 8 of the Company's Bylaws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V and H, John Hancock Variable Life Accounts S, U, and V, and John Hancock Variable Life Insurance Account UV.

(b)      OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC.

         NAME                               TITLE
         ----                               -----
         James M. Morris, II                Chairman, CEO and Director
         Wendy A. Benson                    President, COO and Director
         Robert H. Watts                    Executive Vice President Director
         Katherine P. Klingler              Vice President
         Richard A. Brown                   Treasurer
         John A. Morin                      Secretary/Clerk
         Daniel L. Ouellette                Director
         Gregory P. Winn                    Director
         Wayne A. Budd                      Director
         Jeremiah R. Healey, Jr.            Director
         Kendall P. Morgan                  Director

         ___________

         All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8, Boston, MA 02117.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 188)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has caused this amendment to the registration statement to be signed on its behalf, in the City of Boston and the Commonwealth of Massachusetts, on January 9, 2003.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                                  (REGISTRANT)

                           By: John Hancock Life Insurance Company

                                    By:  /s/ DAVID F. D'ALESSANDRO
                                         ---------------------------------------
                                         David F. D'Alessandro
                                         Chairman, President and Chief Executive
                                           Officer

                               John Hancock Life Insurance Company
                                         (DEPOSITOR)

                                    By:  /s/ DAVID F. D'ALESSANDRO
                                         ---------------------------------------
                                         David F. D'Alessandro
                                         Chairman, President and Chief Executive
                                           Officer

Attest:  /s/ RONALD J. BOCAGE
         --------------------
         Ronald J. Bocage
         Vice President and Counsel

As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                           Date
-------------                --------                        ------

/s/ THOMAS E. MOLONEY        Senior Executive Vice           January 9, 2003
------------------------     President and Chief Financial
     Thomas E. Moloney       Officer (Principal Financial
                             Officer and Principal
                             Accounting Officer)

/s/ DAVID F. D'ALESSANDRO    Chairman, President and Chief   January 9, 2003
--------------------------   Executive Officer (Principal
     David F. D'Alessandro   Executive Officer)
     for himself and as
     Attorney-in-Fact For:

Foster L. Aborn              Director
Wayne A. Budd                Director
John M. Connors, Jr.         Director

John M. DeCiccio             Director
Richard B. DeWolfe           Director
Robert E. Fast               Director
Thomas P. Glynn              Director
Michael C. Hawley            Director
Edward H. Linde              Director
Judith A. McHale             Director
R. Robert Popeo              Director
Richard F. Syron             Director
Robert J. Tarr, Jr.          Director